AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 22, 2024
1933 Act No. 033-72416
1940 Act No. 811-08200

 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	[X]
Post-Effective Amendment No. 64	[X]
and/or
REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 64	[X]
(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

20 GREENWAY PLAZA SUITE 450
HOUSTON, TEXAS 77046
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant’s Telephone Number, including Area Code: (713) 661-3500

Send Copies of Communications to:

LINDA GIUFFRÉ 20 GREENWAY PLAZA, SUITE 450 HOUSTON, TEXAS 77046	PRUFESH R. MODHERA, ESQ. STRADLEY, RONON, STEVENS, & YOUNG LLP 2000 K STREET, NW, SUITE 700 WASHINGTON, DISTRICT OF COLUMBIA 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Bridgeway Funds
A no-load mutual fund family

PROSPECTUS
[____, 2024]

GLOBAL OPPORTUNITIES FUND	[_____]

bridgewayfunds.com

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PRELIMINARY PROSPECTUS DATED JULY 22, 2024

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS

This prospectus presents concise information about the Global Opportunities Fund, a series of Bridgeway Funds, Inc. (“Bridgeway Funds”), that you should know before investing. Please keep it for future reference. Text in shaded boxes is intended to help you understand or interpret other information presented nearby.

Fund Summary	2
Additional Fund Information	7
Management of the Fund	11
Shareholder Information	14
Financial Highlights	24
Privacy Policy	25
For More Information	Back Cover

FUND SUMMARY: GLOBAL OPPORTUNITIES FUND

Investment Objective:
The Global Opportunities Fund (the “Fund”) seeks long-term positive absolute returns while limiting exposure to general stock market risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (paid directly from your investment)
Sales Charge (Load) imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]
Dividend Expenses on Short Sales	1.50%
Interest Expenses on Short Sales	3.00%
Other Operating Expenses	1.63%
Total Other Expenses	6.13%
Acquired Fund Fees and Expenses[1,2]	0.17%
Total Annual Fund Operating Expenses	7.55%
Fee Waiver and/or Expense Reimbursement[3]	(1.38%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) [4]	6.17%
1 Other Expenses and Acquired Fund Fees and Expenses are each estimated for the current fiscal year.
2 Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
3 Bridgeway Capital Management, LLC (the “Adviser”), the investment adviser to the Fund is contractually obligated, until at least November 1, 2025, to waive fees and/or pay Fund expenses, if necessary, to ensure that Other Expenses do not exceed 0.25% excluding interest, taxes, dividend expense on short sales, interest expense relating to short sales, other borrowing costs, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses.  The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different.
4 Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights, when available, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

2

FUND SUMMARY: GLOBAL OPPORTUNITIES FUND

Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$613	$2,048
Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund did not commence operations until the date of this Prospectus.

Principal Investment Strategies

Under normal market conditions, the Fund follows a dollar neutral strategy, which the Fund considers as a strategy designed to produce a portfolio that is neutral with respect to general stock market direction. The dollar neutral strategy is periodically rebalanced to have roughly equal investments in long and short positions, subject to the availability of shorts. To implement the strategy, the Adviser buys U.S. or foreign (including emerging markets) equity or equity related securities (or derivatives related thereto) that, based on a statistical approach, the Adviser believes offer an appropriate balance between strong prospects for growth and reasonable valuations relative to their industry peers and sells short securities or enters into short positions that the Adviser identifies as overvalued or have weak growth prospects, in amounts that it believes will achieve dollar neutrality. Stock selection is applied contextually based on country and sector constituency.

The Fund’s ability to generate positive returns will therefore depend on whether, in a rising market, the Fund’s long positions increase in value more than the securities underlying the Fund’s short positions and, in a declining market, whether the securities underlying the Fund’s short positions decrease in value more than the Fund’s long positions. By taking long and short positions in different equity or equity related securities, the Fund attempts to limit the effect of market movements on portfolio returns. The Fund’s equity exposure may be achieved through investments in individual stocks, exchange traded funds (“ETFs”) and derivative investments, primarily equity swaps on individual securities. The Adviser anticipates that most of the long and short equity exposure will be through equity swaps on individual securities. Long positions and short positions may be established using single stock purchases and short sales, swap contracts on single stocks, ETFs, and swap contracts on ETFs traded in global equity stock markets. The Fund does this by using a systematic process and may, at any time, buy or sell short any number of equity or equity related securities and may emphasize specific industries, styles (such as growth or value), capitalization ranges, countries, or other factors.

The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. If the Fund’s investment strategy is successful, however, the net performance of its long and short positions will produce long-term absolute returns that reflects the quality of the Fund’s security selections, with limited exposure to general stock market risk.  The Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general stock market.

The Adviser’s investment process also incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.

3

FUND SUMMARY: GLOBAL OPPORTUNITIES FUND

Principal Risks:

Market Risk—Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Dollar Neutral Strategy Risk—Due to the availability of shorts, geopolitical or other factors, the Fund may be unable to match long and short positions expressed in dollars for a period of time.

Derivatives Risk—In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument.  Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Swaps Risk—Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Leverage Risk—Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Short Sale Risk—The Fund may lose money in connection with its short sales of securities. Short selling allows an investor to profit from declines in the prices of securities. To engage in a short sale, the Fund must “borrow” securities for a fee. To close out short positions, the Fund may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. There is no guarantee that the price of the borrowed securities will decline; in fact, it may rise. The Fund’s loss on a short sale is theoretically unlimited, because there is no upward limit on the price a borrowed security could attain. Short selling involves higher transaction costs than long-only investing, which could offset any gains and increase any losses.

Counterparty Risk—The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk—Credit risk refers to the possibility that the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations.

Market Capitalization Risk—Investing primarily in issuers in one market capitalization category (large-cap, mid-cap or small-cap) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other factors, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
4

FUND SUMMARY: GLOBAL OPPORTUNITIES FUND

Investment Style Risk—Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business, or other developments which generally affect that sector.
Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors, or limitations in the models or analyses and, therefore, any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Foreign Securities Risk—Investments in foreign securities can be more volatile than investments in US securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the US economy or companies located in the United States.

Emerging Markets Risk—In addition to all of the risks of investing in foreign securities, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Currency Risk—Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

High Portfolio Turnover Risk—A higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Underlying ETF Risk—The investment performance of the Fund, which invests a portion of its assets in Underlying ETFs, may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Fund bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.

New Fund Risk—The Fund is new and has no operating history prior to the date of this Prospectus. There can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objectives. The Fund may not be successful in implementing its investment strategy.

Environmental, Social, and Governance Investing Risk—The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Fund Performance

Because the Fund is new, it has no performance history.

Management of the Fund
Investment Adviser:
Bridgeway Capital Management, LLC
5

FUND SUMMARY: GLOBAL OPPORTUNITIES FUND

Portfolio Managers:
The Fund is team managed jointly and primarily by the Adviser’s investment management team.

Name	Title	Length of Service
Jacob Pozharny, PhD	Co-Chief Investment Officer, Portfolio Manager	Since Fund Inception
John Montgomery	Co-Chief Investment Officer, Portfolio Manager	Since Fund Inception
Christine L. Wang, CFA, CPA	Portfolio Manager	Since Fund Inception
Elena Khoziaeva, CFA	Co-Chief Investment Officer, Portfolio Manager	Since Fund Inception

Purchase and Sale of Fund Shares:
There is no minimum dollar amount required to invest in the Fund. The Fund is generally available for investment only by institutional clients, clients of approved registered investment advisors, clients of financial institutions, and a limited number of certain other investors, such as health savings accounts, as approved by the Adviser. In general, eligible investors can buy or sell (redeem) shares of the Fund by mail, wire, or telephone on any business day.
Tax Information:
The Fund intends to make distributions that may be taxed to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-advantaged arrangements may be taxed as ordinary income when withdrawn from the account.
Financial Intermediary Compensation:
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for providing shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your broker/dealer, or other intermediary or visit your financial intermediary’s website for more information.
6

ADDITIONAL FUND INFORMATION

The Funds:
Bridgeway Funds is a no-load diversified mutual fund family.
Suitability:
The Fund:

•	is designed for investors with long-term goals in mind.
•	strongly discourage short-term trading of shares.
•	offers you the opportunity to participate in financial markets through funds professionally managed by the Adviser.
•	offers you the opportunity to diversify your investments.
•	carries certain risks, including the risk that you can lose money if fund shares, when redeemed, are worth less than the purchase price.
•	is not a bank deposit and is not guaranteed or insured.

Investment Objectives:
The Fund seeks long-term positive absolute returns while limiting exposure to general stock market risk.  The Fund’s investment objective may be changed by the Board of Directors of Bridgeway Funds (“Board of Directors”) without shareholder approval. The Fund will notify shareholders at least 60 days prior to any change in its investment objective.
Principal Investment Strategies:

Under normal market conditions, the Fund follows a dollar neutral strategy, which the Fund considers as a strategy designed to produce a portfolio that is neutral with respect to general stock market direction. The dollar neutral strategy is periodically rebalanced to have roughly equal investments in long and short positions, subject to the availability of shorts. To implement the strategy, the Adviser buys U.S. or foreign (including emerging markets) equity or equity related securities (or derivatives related thereto) that, based on a statistical approach, the Adviser believes offer an appropriate balance between strong prospects for growth and reasonable valuations relative to their industry peers and sells short securities or enters into short positions that the Adviser identifies as overvalued or have weak growth prospects, in amounts that it believes will achieve dollar neutrality. Stock selection is applied contextually based on country and sector constituency.

The Fund’s ability to generate positive returns will therefore depend on whether, in a rising market, the Fund’s long positions increase in value more than the securities underlying the Fund’s short positions and, in a declining market, whether the securities underlying the Fund’s short positions decrease in value more than the Fund’s long positions. By taking long and short positions in different equity or equity related securities, the Fund attempts to limit the effect of market movements on portfolio returns. The Fund’s equity exposure may be achieved through investments in individual stocks, exchange traded funds (“ETFs”) and derivative investments, primarily equity swaps on individual securities. The Adviser anticipates that most of the long and short equity exposure will be through equity swaps on individual securities. Long positions and short positions may be established using single stock purchases and short sales, swap contracts on single stocks, ETFs, and swap contracts on ETFs traded in global equity stock markets. The Fund does this by using a systematic process and may, at any time, buy or sell short any number of equity or equity related securities and may emphasize specific industries, styles (such as growth or value), capitalization ranges, countries, or other factors.

The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. If the Fund’s investment strategy is successful, however, the net performance of its long and short positions will produce long-term absolute returns that reflects the quality of the Fund’s security selections, with limited exposure to general stock market risk.  The Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general stock market.

The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.

For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.
7

ADDITIONAL FUND INFORMATION

Who Should Invest: The Adviser believes that the Fund is more appropriate as a long-term investment (at least five years, but ideally ten years or more) for investors who want exposure to the asset class of small, value-oriented stocks, while incurring low costs. The Fund is not an appropriate investment for short-term investors, those trying to time the market, or those who would panic during a major market correction.
Principal Risks:
There is no guarantee that the Fund will meet its investment objective. The following risk disclosures supplement and expand upon the principal risks of investing in the Fund, as identified in the “Fund Summaries” section of this prospectus. The Fund may invest in or use other types of investments or strategies not shown above that do not represent principal investment strategies or raise principal risks. More information about these non-principal investments, strategies, and risks is available in the Fund’s Statement of Additional Information (“SAI”).

Market Risk: The Fund could lose value if the individual securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small-or large-cap stocks, or stocks within a particular industry.
Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s investments. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect the Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore can affect the value of the Fund’s investments.

Dollar Neutrality Risk: Due to the availability of shorts, geopolitical or other factors, the Fund may be unable to match long and short positions expressed in dollars for a period of time.

Derivatives Risk:  In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument.  Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Swaps Risk: Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Leverage Risk: Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Short Sale Risk: The Fund may lose money in connection with its short sales of securities. Short selling allows an investor to profit from declines in the prices of securities. To engage in a short sale, the Fund must “borrow” securities for a fee. To close out short positions, the Fund may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. There is no guarantee that the price of the borrowed securities will decline; in fact, it may rise. The Fund’s loss on a short sale is theoretically unlimited, because there is no upward limit on the price a borrowed security could attain. Short selling involves higher transaction costs than long-only investing, which could offset any gains and increase any losses.
8

ADDITIONAL FUND INFORMATION

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations.
Market Capitalization Risk: Investing primarily in issuers in one market capitalization category (large-cap, mid-cap or small-cap) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other factors, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Investment Style Risk: Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.
Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business, or other developments which generally affect that sector.
Management and Operational Risk: The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and, therefore, any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Foreign Securities Risk: Investments in foreign securities can be more volatile than investments in US securities. Foreign securities have additional risk, including exchange rate changes, political and economic upheaval, the relative lack of information about the companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Emerging Markets Risk: In addition to all of the risks of investing in foreign securities, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

High Portfolio Turnover Risk: A higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Underlying ETF Risk: The investment performance of a Portfolio that invests a portion of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of
9

ADDITIONAL FUND INFORMATION

its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Fund bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.
New Fund Risk: The Fund is new and has no operating history prior to the date of this Prospectus. There can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Fund may not be able to achieve its investment objectives. The Fund may not be successful in implementing its investment strategy.
Environmental, Social, and Governance Investing Risk: The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations. The Fund’s ESG investment considerations may also affect the Fund’s exposure to certain sectors or types of investments, which may impact the Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. The Adviser is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for the Fund may differ from the information and considerations used for other funds. There are significant differences in interpretations of what it means for a company to have good ESG characteristics, and the Fund may underperform other funds that use different considerations and/or a different methodology in evaluating such characteristics.
Temporary Investments:
The Fund generally will be fully invested in accordance with its objective and strategies. However, the Fund may invest without limit in cash or money market cash equivalents pending investment of cash balances or in anticipation of possible redemptions. The Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The use of temporary investments and temporary defensive positions therefore is not a principal strategy as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Commodity Exchange Act Exclusion:
The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.
Selective Disclosure of Portfolio Holdings:
A description of the Bridgeway Funds’ policies and procedures regarding the release of portfolio holdings information is available in the SAI.
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MANAGEMENT OF THE FUND

The Board of Directors oversees the Fund’s management, decides on matters of general policy and reviews the activities of the Adviser. Bridgeway Capital Management, LLC (“Bridgeway Capital Management”), 20 Greenway Plaza, Suite 450, Houston, Texas 77046, acts as the investment adviser to the Funds pursuant to a Management Agreement approved by the Board of Directors. A discussion regarding the basis for the Board of Directors approving the Management Agreement for the Fund will be available in the Fund’s initial semi-annual or annual report to shareholders.
The Adviser is responsible for the investment and reinvestment of the Fund’s assets and provides personnel and certain administrative services for the operation of the Fund’s daily business affairs. The Adviser formulates and implements a continuous investment program for the Fund consistent with its investment objective, policies and restrictions. The total annual advisory fees that can be paid to the Adviser for the Fund (as a percentage of the average daily net assets of the Fund) is 1.25%
The Adviser, pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that Other Expenses do not exceed 0.25% until at least November 1, 2025 excluding interest, taxes, dividends on short sales, other borrowing costs, interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses.  The Expense Limitation Agreement can be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds.  The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement as a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made.  However, no reimbursement may be made unless the total other expense limitation of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.  Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.

The Adviser has voluntarily agreed to waive fees and/or pay Fund expenses in an additional amount such that the net fiscal year expense ratio for the Fund (Management Fees and Other Expenses less the contractual waiver and voluntary waiver) do not exceed 6.00% excluding interest, taxes, other borrowing costs, acquired fund fees and expenses, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. The voluntary expense cap may be changed or eliminated at any time by the Adviser.
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MANAGEMENT OF THE FUND

Who is the Investment Management Team?

Investment decisions for the Fund are based on statistical models run by the Investment Management Team.  These models can apply to multiple funds within Bridgeway Funds.  Therefore, the Investment Management Team is organized across two dimensions – models and funds.  First, each team member is trained on a set of statistical models, and each model has a primary and secondary “practitioner”.  Second, each team member is assigned one or more funds for which he or she is responsible for such things as cash flow management, tax management, and risk management.  Procedures are documented to the degree that, theoretically, any one of the team members could manage a given model or fund.  Roles and responsibilities rotate across models and funds to build team depth and skills.  Modeling research is designed, presented, and scrutinized at the team level.
Collectively, the following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
John Montgomery is a Co-Chief Investment Officer and Portfolio Manager for the Fund.  John founded the Adviser in 1993 and has worked at the Adviser since its inception. He holds a BS in Engineering and a BA in Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.
Christine L. Wang, CFA, CPA, is a Portfolio Manager and began working for the Adviser in 2008. Her responsibilities include portfolio management, investment research, and statistical modeling. Christine holds an MS in Accounting from the University of Virginia and a BA in Sociology and Managerial Studies from Rice University. Christine is a Certified Public Accountant licensed in the state of Texas. Prior to joining the Adviser, Christine worked for a public accounting firm with a focus on energy trading and risk management from 2004 to 2008.
Elena Khoziaeva, CFA, is a Co-Chief Investment Officer and Portfolio Manager and began working at the Adviser in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.
Jacob Pozharny, PhD, is a Co-Chief Investment Officer and Portfolio Manager and began working at the Adviser in 2018. Jacob received his PhD in Applied Statistics from the University of California, Riverside; an MS in Statistics from the University of California, Riverside; an MS in Applied Economics and Finance from the University of California, Santa Cruz; and a BA in Economics, also from the University of California, Santa Cruz.
Additional Information About the Portfolio Managers
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by them, and their ownership of shares of each of the Bridgeway Funds, if any.
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MANAGEMENT OF THE FUND

Who is Bridgeway Capital Management?

Bridgeway Capital Management, LLC, a Delaware limited liability company, is the investment adviser to the Fund (the “Adviser”). The Adviser believes principles are the foundation of prosperity. The firm offers intelligently designed investment strategies, sub-advisory services, and mutual funds and ETFs to select institutions and advisers. Committed to community impact, the Adviser donates 50% of its profits to non-profit organizations. The Adviser practices relational investing, an approach that unites investment results and returns for humanity by taking an innovative approach to asset management.
For 30 years, the Adviser has followed a disciplined, statistical process, grounded in academic theory and fundamental data, which has resulted in long-term outcomes. Putting investors’ interests first is a hallmark of the firm’s servant leadership culture and core values of integrity, performance, efficiency, and service.
Both Bridgeway Funds and the Adviser are committed to a mission statement that places integrity above every other business value. Due to actual or perceived conflicts of interest, neither Bridgeway Funds nor the Adviser:

•	takes part in directed brokerage arrangements,
•	participates in any pre-arranged soft dollar arrangements, or
•	has brokerage relationships with any affiliated organizations.
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SHAREHOLDER INFORMATION

Net Asset Value (NAV)

The NAV per share of the Fund is the value of the Fund’s investments plus other assets, less its liabilities, divided by the number of Fund shares outstanding. In determining the NAV, the Fund’s assets are valued primarily on the basis of market quotations. In cases of trading halts or in other circumstances when quotations are not readily available or are deemed unreliable for a particular security, the fair value of the security will be determined based on procedures approved by the Board of Directors.  Specifically, the security will be valued at fair value as determined in good faith by the Adviser subject to the oversight of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. To the extent the Fund invests in other investment companies, the NAV of the investment companies in which the Fund invests will be included in the calculation of the Fund’s NAV. The prospectuses of those investment companies explain the circumstances under which those investment companies will use fair value pricing and the effects of using fair value pricing.
OTC derivatives, including swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. The value of each equity swap contract and equity basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. Because the Fund does not charge sales loads, the price you pay for shares is the Fund’s NAV. The Fund is open for business every day the New York Stock Exchange (“NYSE”) is open. The Fund does not calculate a NAV on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Independence Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other day when the NYSE is closed. Every buy or sell order you place in good order will be processed at the next NAV calculated after your order has been received by the Fund or its agent.
The NAV is calculated for the Fund at the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern Time. In rare and unforeseen situations that prevent the NYSE from being open during a regular trading day, the Fund may, but is not required to, calculate its NAV. In such a situation, whether or not the Fund calculates its NAV may depend on whether the exchanges on which Fund holdings trade are open. If the NYSE begins an after-hours trading session, the Board of Directors has set closing price procedures. Mutual fund marketplaces and members of the National Securities Clearing Corporation (“NSCC”) may have an earlier cut-off time for pricing a transaction. Foreign markets may be open on days when US markets are closed; therefore, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. The NAV of the Fund, however, will only change when it is calculated at the NYSE daily close.
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SHAREHOLDER INFORMATION

The Board has designated the Adviser as the Funds’ valuation designee to perform fair value determinations for the Fund. The Adviser operates under the policies and procedures approved by the Board and is subject to the Board’s oversight. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Funds’ investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has a Pricing Committee to assist with its designated responsibilities as valuation designee.
Rule 12b-1 and Shareholder Services Fees

On October 15, 1996, Bridgeway Funds’ shareholders approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each Bridgeway Fund’s average daily assets for sales and distribution of its shares. In this plan, the Adviser agreed to pay directly all distribution costs associated with Class N shares, which is currently the only class of shares outstanding. This plan has been re-approved each year by the Board of Directors, including a majority of those Directors who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act.
On October 1, 2003, Bridgeway Funds’ shareholders approved modification of the 12b-1 Plan to permit selected Bridgeway Funds to add additional classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by shareholders who purchase shares through distribution channels that charge distribution and account servicing fees versus “no or low cost” alternatives. Currently, there are no classes of Fund shares subject to this 12b-1 fee.
Policy Regarding Excessive or Short-Term Trading of Fund Shares

The Board of Directors has adopted and implemented policies and procedures to detect, discourage and prevent short-term or frequent trading (often described as “market timing”) in the Fund.
The Fund does not accommodate market timing and is not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades. Frequent exchanges or trades may be disruptive to the management of the Fund and can raise its expenses. The Fund reserves the right to reject any purchase order, including exchange purchases, with respect to market timers and reserves the right to determine, in its sole discretion, that an individual, group or entity is or has acted as a market timer.
Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, the Fund may consider the following activities to be excessive trading:

•	The sale or exchange of shares within a short period of time after the shares were purchased;
•	A series of transactions indicative of an excessive trading pattern or strategy; or
•	The Fund reasonably believes that a shareholder or person has engaged in such practices in connection with other Bridgeway Funds.
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SHAREHOLDER INFORMATION

The Fund may be more or less affected by short-term trading in fund shares, depending on various factors such as the size of the fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in fund shares and other factors. Short-term and excessive trading of Fund shares may present various risks to the Fund, including:

•	potential dilution in the value of Fund shares,
•	interference with the efficient management of the Fund’s portfolio, and
•	increased brokerage and other transaction costs.
The Fund may invest in equities that have low liquidity and therefore may be more susceptible to these risks.
The Fund monitors trade activity to reduce the risk of market timing and charges a redemption fee for short-term trading as described earlier in this prospectus.  Redemption fees accrue to the Fund itself not the Adviser.  Redemption fees may not be charged to investors holding shares in certain omnibus or other institutional accounts or savings plans or transactions redeemed in-kind.
When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the Fund by an investor is detected, the Adviser may prohibit that investor from future purchases in the Fund or limit or terminate the investor’s exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Adviser seeks to make such determinations in a manner consistent with the interests of the Fund’s long-term shareholders.
There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Adviser may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries (see discussion below).
Market Timing Through Financial Intermediaries. Shareholders are subject to the Fund’s policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Fund or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment adviser or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Fund for trading on behalf of its customers. To the extent required by applicable regulation, the Fund (or an agent of the Fund) enters into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. While the Fund (or an agent of the Fund) monitors accounts of financial intermediaries and will encourage financial intermediaries to apply the Fund’s policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity, enforce the Fund’s policy prohibiting frequent trading or enforce any applicable redemption fee with respect to customers of financial intermediaries. Certain financial intermediaries may be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially harmful to a Fund. For example, should it occur, the Fund may not be able to detect frequent trading or market
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SHAREHOLDER INFORMATION

timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Fund’s policy prohibiting frequent trading to their customers. Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Fund’s policy and may be rejected in whole or in part by the Fund. However, there can be no assurance that the Fund will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance. Finally, it is important to note that shareholders who invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the Fund.
Revenue Sharing

The Adviser, from its own resources, may make payments to financial service agents as compensation for access to platforms or programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs. These payments would be in addition to any other payments described in this prospectus. The amount of the payment may be different for different agents. These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments. These payments may create an incentive for the recipient to recommend or sell shares of the Fund to you. The Board of Directors will monitor these revenue sharing arrangements as well as the payment of management fees paid by the Fund to ensure that the levels of such management fees do not involve the indirect use of the Fund’s assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by the Adviser from its legitimate profits, and not from the Fund’s assets, the amount of any revenue sharing payments is determined by the Adviser.
Please contact your financial intermediary for details about additional payments it may receive and any potential conflicts of interest. Notwithstanding the payments described above, the Adviser is prohibited from considering a broker-dealer’s sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions. Also, notwithstanding these arrangements, the Adviser routinely declines to participate in the most expensive “no-transaction fee” arrangements and is therefore excluded from participation in some of the highest profile “pay to play” distribution arrangements.
PURCHASING SHARES

Interested investors should contact the Fund at (800) 661-3550. The Fund is generally available for investment only through selected fund marketplaces.  In general, eligible investors can buy or sell (redeem) shares of the Fund by mail, wire, or telephone on any business day.

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SHAREHOLDER INFORMATION

Purchase orders will not be processed unless the account application and purchase payment are received by the Fund or its agent in good order before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time. Purchase orders received after the close of the regular session of trading on the NYSE are processed at the NAV determined on the following business day. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
From Fund Marketplaces

Investors may purchase and redeem Fund shares through selected mutual fund marketplaces. Check with your marketplace for availability. Many Fund investors prefer investing with marketplaces for the range of investment alternatives and statement consolidation. Account minimums and other terms and conditions may apply. Check with each marketplace for a more complete list of fees that you may incur.
From Financial Service Organizations. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements are in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this prospectus (for example, some or all of the services and privileges described may not be available to you).
Canceled or Failed Payments. The Fund accepts checks and ACH transfers at full value subject to collections. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear or is later rejected, your purchase will be canceled. You will be responsible for any direct losses or expenses incurred by the Fund or the transfer agent as a result of a check or an ACH transfer that does not clear, and the Fund may redeem shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption request due to nonpayment.
Rejection of Purchase Orders. The Fund reserves the right to refuse purchase orders for any reason. For example, the Fund may reject purchase orders for very small accounts (e.g., accounts comprised of only one share of the Fund) as well as for

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SHAREHOLDER INFORMATION

reasons that the Adviser feels will adversely affect its ability to manage the Fund effectively.
REDEEMING SHARES

Selling Shares. If working with a fund marketplace or financial service organization, please contact that organization directly for procedures for redeeming shares. The Fund processes redemption orders promptly, and you will generally receive redemption proceeds within a week. Delays of up to 7 days may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Redemption orders received in proper form by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern Time, are processed at that day’s NAV. Redemption orders received after the close of the regular session of trading on the NYSE are processed at the NAV determined on the following business day.
If you are selling shares that were recently purchased by check or through ACH, you will not be able to place a redemption request until the check has cleared, which may take up to 15 days, or the ACH transaction has been completed and is deemed unlikely to be reversed, which may take 30 or more calendar days. Please note also that an account with a purchase made by ACH may be limited to directing the delivery of subsequent redemption proceeds to the bank account associated with funding of the purchase.
The Fund generally meets redemption requests by selling portfolio securities. In cases where redemption proceeds are paid to a shareholder prior to the settlement of the portfolio security sales made to meet the redemption request, the Fund may use short-term borrowing to resolve the settlement day gap. For redemption requests over a certain amount, the Fund may pay all or a part of the redemption proceeds in-kind (i.e., in securities, rather than in cash), as described below under “Redemption of Very Large Amounts.”
You may not be able to redeem your Fund shares or Bridgeway Funds may delay paying your redemption proceeds if:

•	the NYSE is closed (other than customary weekend and holiday closings);
•	trading on the NYSE is restricted; or
•	an emergency exists (as determined by the U.S. Securities and Exchange Commission).
Redemption of Very Small Accounts. In order to reduce Fund expenses, the Board of Directors is authorized to cause the redemption of all of the shares of any shareholder whose account has declined to a value of less than $1,000 as a result of a transfer or redemption. For accounts that are valued at less than $1,000, the Fund or its representative may give shareholders 60 days prior written notice in which to purchase sufficient shares to avoid such redemption.
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SHAREHOLDER INFORMATION

Redemption of Very Large Amounts. While a shareholder may redeem at any time without notice, it is important for Fund operations that you call Bridgeway Funds at least a week before you redeem an amount of $250,000 or more. We must consider the interests of all Fund shareholders and reserve the right to delay delivery of your redemption proceeds—up to seven days—if the amount will disrupt the Fund’s operation or performance. If your redemptions total more than $250,000 or 1% of the net assets of the Fund within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind (i.e., in securities, rather than in cash). Redemptions in-kind may, at the Adviser’s option and where requested by a shareholder, be made for redemptions less than $250,000.
Redemptions-in-kind will either be done through a distribution of a pro rata slice of the Fund’s portfolio of securities, selected individual portfolio securities, or a representative basket of portfolio securities, and may consist of illiquid securities to the extent held by the Fund. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.
Redemption Fees.  A 2% redemption fee may be charged on shares held less than six months.  The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs.  Redemption fees may not be charged to investors holding shares in certain omnibus or other institutional accounts or savings plans or on transactions redeemed in-kin as well as in other circumstances determined by the Adviser.
EXCHANGING SHARES
Exchange Privileges

If working with a fund marketplace or financial service organization, please contact that organization directly for procedures for exchanging shares. Other shareholders may sell Fund shares and buy shares of another Bridgeway Fund (also known as an exchange) by making a request in writing or by telephone (unless you declined telephone privileges on your account application). For a list of Bridgeway Funds available for exchange, please consult our website, bridgewayfunds.com or call Bridgeway Funds at 800-661-3550. Exchange purchases are subject to the minimum and subsequent investment levels applicable to the Bridgeway Fund into which you wish to exchange and any applicable fund closing commitments. Because exchanges are treated as a sale and purchase for tax purposes, they are taxable transactions.
You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.
MISCELLANEOUS INFORMATION

Retirement Accounts. The Fund offers Individual Retirement Accounts (“IRAs”), including traditional and Roth IRAs. Custodian and other account level fees may apply. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.
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SHAREHOLDER INFORMATION

Tax-Sheltered Retirement Plans. Shares of the Fund may be purchased for various types of retirement plans, including IRAs. For more complete information, contact Bridgeway Funds or the marketplaces previously described.
Health Savings Accounts. The Fund may be available through certain health savings accounts approved by the Adviser.
Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.
Escheatment. It is important for shareholders of the Fund to periodically access their accounts and to keep their contact information current, including mailing address, email address, and telephone numbers. Although rules vary by state, lost accounts and/or accounts with no activity or contact for more than three years may be considered abandoned and the assets in the account may eventually be turned over to the state of the shareholder’s last known address as determined by the state’s abandoned property law. This process is known as “escheatment.” You can prevent this from happening to your account simply by keeping your address current and initiating a transaction, accessing your account via our website or by speaking to one of our shareholder service representatives.
It is important to deposit or cash distribution and/or redemption checks promptly. The amount of any outstanding distribution checks (unpaid for six months or more) may be reinvested at the then-current NAV and the checks will be canceled. However, distribution checks will not be reinvested into accounts with a zero balance. Any outstanding distribution checks or redemption checks will be held for a period of time (which may vary by state) and then escheated to the state of the shareholder’s last known address as required by the state’s abandoned property law.
Any outstanding distribution checks or redemption checks will be held for a period of time (which may vary by state) and then escheated to the state of the shareholder’s last known address as required by the state’s abandoned property law.
Householding. To reduce expenses, we may mail only one copy of the Fund’s prospectus, each annual and semi-annual shareholder report, and other shareholder communications to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call us at 800-661-3550 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.
Dividends, Distributions and Taxes

Dividends and Distributions. The Fund has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. All dividends and distributions in full and fractional shares of the Funds will generally be reinvested in additional shares on the day that the dividend or distribution is paid at the next determined NAV. A direct shareholder may submit a written request to pay the dividend and/or the capital gains distribution to the shareholder in cash. Shareholders at fund marketplaces should contact the marketplace about their rules.
Annual Tax Statements. Each year, the Funds will send you annual tax statements (Forms 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statements, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy 500 shares in the Fund on December 15th at the Fund’s current NAV of $10 per share, and the Fund makes a capital gain distribution on December 16th of $1 per share, your shares will then have an NAV of $9 per share (disregarding any change in the Fund’s market value), and you will have to pay a tax on what is essentially a return of your investment of $1 per share. This tax treatment is required even if you reinvest the $1 per share capital gain distribution in additional Fund shares. This is known as “buying a dividend.”
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SHAREHOLDER INFORMATION

Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Sale or Redemption of Fund Shares. When you sell or redeem your Fund shares, you will generally realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Bridgeway Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis is calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts are not affected. Additional information regarding cost basis reporting and available shareholder elections is available on Bridgeway’s website at bridgewayfunds.com.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale or redemption of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale, redemption, or exchange of your Fund shares generally are subject to state and local taxes.
Non-US Investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax, and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of US-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
22

SHAREHOLDER INFORMATION

The following discussion is not applicable to shareholders in tax-advantaged accounts, such as 401(k) plans and IRAs.
An important aspect of fund ownership in a taxable account is the tax efficiency of the Fund. A fund may have great performance, but if a large percentage of that return is paid in taxes, the purpose of active management may be defeated. Tax efficiency is the ratio of after-tax total returns to before-tax total returns. As the Fund has not yet commenced operations as of the date of this prospectus, no tax efficiency with respect to the Fund is provided.
Closed Fund Status

The Adviser may recommend that the Fund be closed to new investments from time to time to better control asset flows and levels.
23

FINANCIAL HIGHLIGHTS

There is no financial information for the Fund because prior to the date of this Prospectus, the Fund had not commenced operations.
24

PRIVACY POLICY

As the investment adviser and administrator for Bridgeway Funds, Inc. (the “Funds”), Bridgeway Capital Management, LLC (the “Adviser”) invests the assets of the Fund and manages their day-to-day business. On behalf of the Fund and the Adviser (collectively, “Bridgeway”), we make the following assurances regarding your privacy.
This policy describes the types of information we may collect from you or that you may provide when you visit our website, bridgewayfunds.com (our “Website”) and our practices for collecting, using, maintaining, protecting, and disclosing that information.
Please read this policy carefully to understand our policies and practices regarding your information and how we will treat it.
Bridgeway’s Commitment to You.
We work hard to respect the privacy of your personal and financial data.
Not Using Your Personal Data for our Financial Gain.
Bridgeway has never sold Personal Information (as defined below) of its shareholders or anyone else who visits our Website to any other party and we have no plans to do so in the future. As a Fund shareholder, you compensate the Adviser through a management and administrative fee; this is how we earn our money for managing yours.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our Privacy Policy annually.  We reserve the right to modify this policy at any time, but rest assured that if we make a material change, we will promptly notify all shareholders.  All users of our Website, including shareholders, can access our Privacy Policy from the Fund’s Website.

By accessing or using the Fund’s Website, you agree to this Privacy Policy, and your continued use of the Fund’s Website after we make changes is deemed to be acceptance of those changes, so please check the policy periodically for updates.
The Information We Collect About You.
You typically provide Personal Information when you complete a Bridgeway account application or when you request a transaction that involves Bridgeway, either directly or through a fund supermarket. This information may include your:

•	Name, address (including e-mail address) and phone numbers
•	Social security or taxpayer identification number
•	Birth date and beneficiary information (for IRA applications)
•	Basic trust document information (for trusts only)
•	Copy of your driver’s license or passport
•	Account balance
•	Investment activity
In addition, by using Bridgeway Funds’ Website we may collect the following information automatically as you visit our Website through the use of cookies and other tracking technologies:

•	Information about your internet address (which provides information on your geographic location).
•	Information about your device, browser type or operating system.
The foregoing bullet points are collectively referred to as “Personal Information.”
25

PRIVACY POLICY

How We Use Your Personal Information.
As emphasized above, we do not sell information about current or former shareholders, their accounts or anyone else who uses our Website to third parties. We use your information, including any Personal Information, primarily to complete your investment transactions (including processing purchases, redemptions, and exchanges) or account changes that you direct. It may be necessary to provide your Personal Information to trusted companies, individuals, or groups not affiliated with Bridgeway. For example, if you ask to transfer assets from another financial institution to the Fund, we will need to provide certain information about you to that company to complete the transaction. In addition, we use the information that you provide to us:

•
To create, maintain, customize, and secure your account with us; to complete any account changes that you direct; and to provide you with notices and other disclosure documents related to your account such as prospectuses, proxy materials and shareholder reports.

•	To provide your account with support and respond to any inquiries you may have, including investigating and addressing your concerns and monitoring and improving our responses.
•	To communicate with you about other financial products that we offer.
•	To support, personalize, and develop our Website and financial products and services.
•	To perform identity verification and detect and prevent fraud.
•	To help maintain the safety, security, and integrity of our Website, products and services, databases and other technology assets, and business.
•	For testing, research, analysis, and product development, including to develop and improve our Website, products, and services.
•	To respond to law enforcement requests and as required by applicable law, court order, or governmental regulations.
•	To evaluate or conduct a merger, reorganization, dissolution, or other sale or transfer of some or all of our assets.
•	To notify you about changes to this policy.
•	In any other way we may describe when you provided this information, or any other purpose with your consent.
Disclosure of Your Information.
When such disclosure is necessary or permitted by applicable law, we may disclose the information that you provide to us, including any Personal Information:

•
To non-affiliated contractors, service providers, or other third parties we use to support our business and perform services for us, such as processing orders for share purchases and redemptions and distribution of shareholder letters. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities (in the case of shareholder letters, only your name and address) and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your Personal Information with the same high degree of confidentiality that we do.

26

PRIVACY POLICY

•	To a buyer or other successor in the event of a merger, divestiture, restructuring, reorganization, dissolution, or other sale or transfer of some or all of Bridgeway’s assets.
•	To fulfill the purpose for which you provided it.
•	For any other purpose disclosed by us when you provided this information, or any other purpose with your consent.
We may also disclose your Personal Information:

•	To comply with any court order, law, or legal process, including responding to any government or regulatory request.
•
If we believe disclosure is necessary or appropriate to protect the rights, property, or safety of Bridgeway, our customers, or others. This includes exchanging information with other companies and organizations to protect your account from fraud.

•	If you direct us to do so.
How We Safeguard Your Personal Information.
We restrict access to your information, including Personal Information, to those Bridgeway representatives who need to know the information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your Personal Information.
What You Can Do.
The safety and security of your Personal Information also depends on you. You are responsible for keeping your login information for our Website confidential. For your protection, we recommend that you do not provide your account information, user name, or password to anyone except a Bridgeway representative as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.
Unfortunately, the transmission of information via the internet is not completely secure. Although we do our best to protect your Personal Information, we cannot guarantee the security of your Personal Information transmitted to our Website.
Any transmission of Personal Information is at your own risk.
Fund Marketplaces or Other Brokerage Firms.
Most Bridgeway shareholders purchase their shares through fund marketplaces. Please contact those firms for their policies concerning privacy issues.

27

PRIVACY POLICY

Your California Privacy Rights.
If you are a California resident, California law may provide you with additional rights regarding your Personal Information. To learn more about your California privacy rights, visit: https://bridgewayfunds.com/wp-content/uploads/sites/2/2023/02/Bridgeway-Funds-CCPA-Privacy-Notice-20230216.pdf
Your Nevada Privacy Rights
Nevada residents who wish to exercise their sale opt-out rights under Nevada Revised Statutes Chapter 603A may submit a request to funds@bridgeway.com. Please note, however, we do not currently sell data triggering that statute’s opt-out requirements.
International Visitors
Our Fund’s services, including our Website, are based in the United States of America, and all information we collect, including Personal Information, is securely stored on servers located in the USA. By accessing our services, you acknowledge and consent to the transfer of your personal information to the USA, which may not provide the same level of data protection or data rights as your home country.
Children under 16.
Our Website is not directed toward children. Except to the extent required to provide our products or services to you, we do not knowingly collect or utilize information from children under the age of 16.
28

For More Information

The Fund’s Statement of Additional Information (“SAI”) contains more detail about policies and practices of the Fund and the Adviser, Bridgeway Capital Management. It is incorporated here by reference and is legally part of the prospectus.
Shareholder Reports, such as the Funds’ annual and semi-annual reports, provide highlights key information such as a Fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in Fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request.
Other documents, such as the Fund’s Code of Ethics, are also available.
To contact Bridgeway Funds for a free electronic or printed copy of these documents or for your questions regarding the Fund:
•	Consult our website: bridgewayfunds.com
•	E-mail us at: funds@bridgeway.com
•	Write to us at: Bridgeway Funds, Inc.
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534435
Pittsburgh, PA, 15253-4435
•	Call us at: 800-661-3550
Information provided by the Securities and Exchange Commission (SEC)
You can review and obtain copies of Fund documents (including the SAI) from the SEC on the EDGAR Database via the internet at www.sec.gov or by sending an electronic request to the following email address: publicinfo@sec.gov. The SEC charges a fee to copy any documents.

BRIDGEWAY FUNDS, INC. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534435 Pittsburgh, PA 15253-4435 800-661-3550	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM [_____]

DISTRIBUTOR Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	LEGAL COUNSEL Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006
Bridgeway Funds’ Investment Company Act file number is 811-08200.

BWY-GO 24

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JULY 22, 2024

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

BRIDGEWAY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND (XXXXX)
Statement of Additional Information
Dated [______ 2024]
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus (the “Prospectus”) of the Global Opportunities Fund  (the “Fund”), a series of Bridgeway Funds, Inc. (“Bridgeway Funds” or the “Corporation”), dated [______, 2024], as may be supplemented from time to time. A copy of the Prospectus may be obtained directly from Bridgeway Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 534435 Pittsburgh, PA 15253-4435, by telephone 800-661-3550 or from our website at bridgewayfunds.com.

HISTORY OF BRIDGEWAY FUNDS
The Corporation is a Maryland corporation, incorporated under the name Bridgeway Fund, Inc. on October 19, 1993. The Board of Directors of the Corporation approved formally changing the Corporation’s name to Bridgeway Funds, Inc. on June 25, 2003. The Corporation is organized as an open-end, registered investment company. This SAI relates only to one of the series of the Corporation – the Global Opportunities Fund  Each of the Bridgeway Funds has its own investment objective and is a diversified fund as defined in the Investment Company Act of 1940 (the “1940 Act”). Bridgeway Capital Management, LLC (the “Adviser”, or “Bridgeway Capital Management”) is the investment adviser of this Fund.
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS, STRATEGIES, RISKS AND INVESTMENT POLICIES
The Fund invests in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectus discusses the Fund’s principal investment strategies, investment techniques and risks. Therefore, you should carefully review the Fund’s Prospectus. This SAI contains information about non-principal investment strategies the Fund may use, as well as further information about certain principal strategies that are discussed in the Prospectus. If any percentage restriction or requirement described below, except for the illiquid securities restriction and borrowings from banks, is satisfied at the time of investment, a later increase or decrease in such percentage that results from a relative change in value or from a change in the Fund’s total assets, will not constitute a violation of such restriction or requirement.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the US. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Stock Index Futures
The Fund may take temporary, long, stock index futures positions to offset the effect of cash held for future investing or for potential redemptions. For example, assume the Fund was 96% invested in stocks and 4% in cash, and it wanted to maintain 100% exposure to market risk, but wanted to defer investment of this cash to a future date. The Fund could take a long position in stock index futures provided that the underlying value of securities represented by the futures did not exceed the amount of Fund cash.
Securities Lending
The Fund may lend its securities to brokers or dealers, provided any such loans are continuously secured in the form of cash or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the US Government or its agencies or instrumentalities. The amount of the collateral on a current basis must equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. As a general matter, securities on loan will not be recalled to facilitate proxy voting. However, the Fund can exercise their right to terminate a securities loan in order to preserve their right to vote upon matters of importance affecting holders of the securities.
The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividend payments paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral that may be invested in accordance with the Fund’s investment objectives, policies, and restrictions. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The value of securities loaned may not exceed 33 1/3% of the value of the Fund’s total assets, which includes the value of collateral received.
Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. If the borrowing broker failed to perform, the Fund might experience delays in recovering their assets (even though fully collateralized); the Fund would bear the risk of loss from any interim change in securities prices. However, the Fund will make loans of their securities only to those firms the Adviser deems creditworthy and only on terms the Adviser believes compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. Any gain or loss in the market value of a security during the loan period accrues to the Fund that loaned the security.

The Bank of New York, as securities lending agent to the Fund, lends available securities to eligible borrowers pursuant to the Securities Lending Agreement, as well as administers the Fund’s securities lending program. As the Fund has not yet commenced operations as of the date of this SAI, there are no dollar amounts of income and fees and compensation paid to The Bank of New York Mellon related to the Fund’s participation in securities lending activities.
 Investment of Securities Lending Collateral
The cash collateral received from a borrower as a result of the Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics, including: bank obligations; commercial paper; repurchase agreements; and US government securities. These types of investments are described elsewhere in the SAI. Collateral may also be invested in an unaffiliated money market mutual fund or institutional money market trust.
Other Registered Investment Companies
The Fund may invest up to 10% of the value of its total assets in securities of other investment companies (except as otherwise indicated below under “Exchange-Traded Funds”). The Fund may invest in any type of investment company consistent with the Fund’s investment objective and policies. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund’s total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the investment companies. Notwithstanding the limitations described above, the Fund may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its advisory fee in an amount necessary to offset the amounts paid. Investments in unregistered money market funds also are subject to certain other limitations as described in Rule 12d1-1 of the 1940 Act.
Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) allows funds to invest in other investment companies including exchange-traded funds (“ETFs”) in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.
Exchange-Traded Funds
The Fund may purchase shares of ETFs. ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like stocks throughout the day, the Fund may invest in ETFs in order to place short-term cash in market-based securities instead of short-term cash instruments, achieve exposure to a broad basket of securities in a single transaction, or for other reasons. Under certain circumstances, the Fund may invest more than 10% of their net assets in certain ETFs, subject to their investment objectives, policies and strategies as described in the Prospectus.
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e. one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade above or below their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

To the extent the Fund invests in ETFs, the shareholders of the Fund would indirectly pay a portion of the operating costs of the ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e. one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional Fund: (1) the market price of an ETF’s shares may trade above or below their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and the Fund pays only customary brokerage fees to buy and sell ETF shares.
Exchange-Traded Notes
The Fund may invest in Exchange-Traded Notes (“ETNs”). ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs are also subject to counterparty risk and fixed income risk.
Liquidity Risk
Liquidity risk exists when the Fund, by itself or together with other accounts managed by the Adviser, holds a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
When there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities. Liquidity risk can be more pronounced in periods of market turmoil.
Borrowing
The Fund may obtain short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments; redemptions; failed trades; the clearance of purchases and sales of portfolio securities; and securities on loan. The Fund will be required to pay interest to the lending banks on amounts borrowed, which may increase expenses and reduce their returns.
Redemption Risk
The Fund’s possible need to sell securities to cover redemptions could, at times, force it to dispose of positions on a disadvantageous basis. The Adviser seeks to manage this risk in the following ways:
•	by strongly discouraging investment by market timers and other investors who would sell in a market downturn,
•	by short term borrowing,
•	by limiting exposure to any one security, and
•	by maintaining some highly liquid stocks.

US Government Securities
The US Government securities in which the Fund may invest include direct obligations of the US Treasury, such as Treasury Bills, Notes, and Bonds, and obligations issued or guaranteed by US Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States, such as Government National Mortgage Association (“GNMA”) certificates, securities that are supported by the right of the issuer to borrow from the US Treasury, such as securities of the Federal Home Loan Banks, and securities supported solely by the credit worthiness of the issuer, such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) securities.
Closed-End Funds
The Fund may also invest up to 5% of its total assets in closed-end funds. These securities, which are typically traded on a securities exchange, may sell at a premium or discount to the net asset value of their underlying securities. While gaining further diversification through such investments, the Fund will bear the additional volatility and risk that, in addition to changes in value of the underlying securities in the closed-end funds, there may be additional increase or decrease in price due to a change in the premium or discount in their market prices. Investments in closed-end funds are also subject to the limitations described above for investing in registered investment companies. To the extent the Fund invests in closed-end funds, the shareholders of the Fund would indirectly pay a portion of the operating costs of the closed-end funds.
Foreign Securities
The Fund may invest without limits in foreign securities. For purposes of such Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.
Foreign securities carry incremental risk associated with: (1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in transaction settlements and the effect of this delay on shareholder equity; (8) foreign withholding taxes; (9) political, economic, and similar risks, including expropriation and nationalization; (10) different accounting, auditing, and financial standards; (11) price volatility; and (12) reduced liquidity in foreign markets where the securities also trade. While some of these risks are reduced by investing only in ADRs and foreign securities listed on American exchanges, even these foreign securities may carry substantial incremental risk.
Illiquid Securities
Pursuant to Rule 22e-4 under the 1940 Act, no fund may acquire an illiquid security if, immediately after the acquisition, the Fund would have more than 15% of its net assets held in illiquid securities. The term “illiquid securities” means securities that cannot be disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Interfund Borrowing and Lending Program
Pursuant to an exemptive order issued by the SEC dated May 16, 2006, the Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Fund’s investment adviser, Bridgeway Capital Management. Generally the Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.
Derivatives Regulation
On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 became effective on August 19, 2022 and imposes limits on the amount of derivatives the Fund can enter into, eliminated the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Derivatives Securities Tax Risk
Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. The Fund’s transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the fund, (iii) defer losses to the fund, and (iv) cause adjustments in the holding periods of the fund’s securities. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument that would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Total Return Swaps
The Fund may enter into total return swaps. This gives the Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

Limited Liability Companies
The Fund may purchase securities of entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States. These securities are comparable to common or preferred stock.
Interests in Publicly Traded Limited Partnerships
The Fund may also invest in interests in publicly traded limited partnerships (limited partnership interests or units), which represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, income generated from limited partnerships deemed not to be ‘publicly traded’ will be treated as ‘qualifying income’ under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) only to the extent such income is attributable to items of income of the limited partnership that would be qualifying income if realized directly by the Fund (e.g., interest income). Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in the Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.
Bank Obligations
Bank obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of US banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.
Commercial Paper
Commercial paper is a short-term unsecured promissory note issued by a US or foreign corporation in order to finance its current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a nationally recognized statistical rating organization, or if not rated, is of comparable quality.
Repurchase Agreements
Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Fund’s Adviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.
Real Estate Investment Trusts
The Funds will not invest in real estate directly. The Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.
Risks Related to Russian Invasion of Ukraine
In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the US, Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. The sanctions include a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial

Telecommunications, commonly called “SWIFT,” the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and US states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
The imposition of these current sanctions (and potential further sanctions in response to continued Russian military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including, but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such actions also may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble, and could impair the ability of the Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia may take additional counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, seizure of US and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of funds that have exposure to Russia. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is currently unpredictable and has the potential to result in broadened military actions. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted and may result in a negative impact on performance and the value of Fund investments, particularly as it relates to Russia exposure.
Operational and Technology Risk/Cyber Security Risk
The Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s adviser, and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.
In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.
The Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
Social Exclusion Risk
The Adviser may exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) conducts or has direct investments in business operations in Sudan; (ii) is principally engaged in the tobacco industry; or (iii) is substantially engaged in the production or trade of pornographic material. The number of such companies in the Adviser’s universe is typically “de minimis.”
Temporary Defensive Position
In the event future economic or financial conditions adversely affect equity securities of the type described above, the Fund may take a temporary, defensive investment position and invest all or part of its assets in short-term money market securities. These short-term instruments include securities issued or guaranteed by the US Government and agencies thereof.
Portfolio Turnover
The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations.  As of the date of this Prospectus, the Fund has not commenced operations.

INVESTMENT POLICIES AND RESTRICTIONS
The Fund has adopted the following restrictions (in addition to those indicated in its Prospectus) as fundamental policies that cannot be changed without approval of a majority of its outstanding voting securities. As defined in the 1940 Act, this means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.
As indicated in the following list, the Fund may not:
1.
Purchase securities on margin, except short-term credits that may be necessary for the clearance of transactions and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.  In addition, the Fund may use margin to the extent necessary to engage in short sales of securities.

2.
Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and by the 1940 Act, any rule thereunder, or SEC staff interpretation thereof.

3.	Borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.
4.	Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.
5.
Buy or sell real estate, real estate limited partnership interests or other interest in real estate (although it may purchase and sell securities that are secured by real estate and securities or companies which invest or deal in real estate.)

6.
Make loans (except for purchases of publicly traded debt securities consistent with the Fund’s investment policies and pursuant to cash borrowing and lending agreements between and among the series of Bridgeway Funds whose shareholders have authorized such agreements); however, the Fund may lend its securities to others as permitted by the 1940 Act, any rule thereunder, or SEC staff interpretation thereof.

7.	Make investments for the purpose of exercising control or management.
8.
Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

9.	Invest 25% or more of its total assets (calculated at the time of purchase and taken at market value) in any one industry (excluding the U.S. Government and its agencies and instrumentalities).
10.
As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities), or purchase more than 10% of all outstanding voting securities of any one issuer.

For purposes of the calculation in restriction 9, Standard Industrial Classification (SIC) Codes are used to determine into which industry a company falls.
The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities. Non-fundamental restrictions may be changed without shareholder approval.
The Fund may not:
1.
Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

2.
Invest in securities of any issuer if, to the knowledge of the Fund, any of its Officers or Directors, or those of the Adviser, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

CLOSED FUND STATUS DEFINITIONS
The Adviser may recommend that the Fund be closed to new investments from time to time to better control asset flows and levels.
COMMODITY EXCHANGE ACT EXCLUSION
The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA. To remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on trading in commodity investments, and restrictions on the manner in which the Fund may market its commodity interests trading activities.

MANAGEMENT OF BRIDGEWAY FUNDS
Directors and Officers
These are the Directors and Officers of the Corporation, their business address, and principal occupations during the past five years.
Independent Directors

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Karen S. Gerstner Age 69	Director	Term: 1 Year Length: 1994 to Present.	Principal, Karen S. Gerstner & Associates, P.C., since 2004.	Seven	None

Miles Douglas Harper, III* Age 61	Director	Term: 1 Year Length: 1994 to Present.	Retired; formerly Partner, Carr, Riggs & Ingram, LLC, 2013 to June 2022.	Seven	Calvert Funds (42 Portfolios)

Evan Harrel Age 63	Director	Term: 1 Year Length: 2006 to Present.	Chief Operating Officer, Center for Compassionate Leadership since January 2020. Independent consultant, 2016 to January 2020.	Seven	None
* Independent Chairman
“Interested” Director

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
John N. R. Montgomery [2] Age 68	Vice President and Director	Term: 1 Year Length: 1993 to Present.
Chairman, Bridgeway Capital Management, since 1993 to 2023; President and Chief Executive Officer, Bridgeway Capital Management since 2023; Vice President, Bridgeway Funds, 2005 to May 2015 and since June 2016.
				Seven	None

Officers

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Linda Giuffre Age 63	President	Term: 1 Year Length: 2023 to Present.	Chief Compliance Officer, Bridgeway Capital Management, since 2004; Chief Operating Officer, Bridgeway Capital Management, since 2020.		None

Deborah L. Hanna Age 59	Secretary, Treasurer, and Chief Compliance Officer	Term: 1 Year Length: Secretary, 2007 to Present; Treasurer and Chief Compliance Officer, 2020 to Present.	Self-employed, accounting and related projects for various organizations, including Bridgeway Capital Management, since 2001.		None

Ann Srubar Age 56	Vice President	Term: 1 Year Length: 2023 to Present.	Staff member, Bridgeway Capital Management, since 2018.		None

[1]	The address of all of the Directors and Officers of Bridgeway Funds is 20 Greenway Plaza, Suite 450, Houston, Texas, 77046.
[2]	John Montgomery is chairman, director and majority shareholder, and control person of Bridgeway Investments, Inc., which is the immediate parent company of the Adviser.
Fund Leadership Structure
The overall oversight of the business and affairs of the Corporation is vested with its Board of Directors (the “Board”). However, the day-to-day management of the Fund’s operations is the responsibility of the Adviser. The Board approves all significant agreements between Bridgeway Funds and persons or companies furnishing services to it, including Agreements with its Adviser and Custodian. The day-to-day operations of Bridgeway Funds are delegated to its Officers, subject to its investment objectives and policies and general supervision by the Board.
The Board of Directors is composed of three Independent Directors and one Interested Director. Miles Harper, an Independent Director, is Chairman of the Board of Directors. The Board believes that having a super majority of Independent Directors is in the best interests of the Fund. Mr. Harper is the primary liaison between the Board and management and oversees the affairs of the Board. Mr. Harper participates in setting Board meeting agenda items and presides over the regular formal meetings of the Board of Directors. Separate meetings of the Independent Directors are held in advance of each regularly scheduled Board meeting where various matters, including those considered at such regular Board meeting are discussed. The Board has determined that this leadership structure provides both operational efficiencies and independent oversight to the Fund given its specific characteristics and circumstances.
The Board has an Audit Committee, which is comprised only of Independent Directors. The Audit Committee has adopted a charter. Its members are Miles Douglas Harper, III, Independent Chairman of the Board and Chairman of the Audit Committee, Karen S. Gerstner and Evan Harrel (all Independent Directors). The purposes of the Audit Committee are to: (i) oversee the Corporation’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Corporation; (ii) oversee the Corporation’s financial statements and the independent audit thereof; (iii) oversee, or assist, as appropriate, in the oversight of the Corporation’s compliance with legal and regulatory requirements that relate to the Corporation’s accounting and financial reporting, internal controls over financial reporting and independent audits; (iv) evaluate the independence of the Corporation’s independent auditors and approve their selection; and (v) to report to the full Board of Directors on its activities and recommendations. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Corporation’s shareholders. In addition, the Committee provides ongoing oversight of the Corporation’s independent auditors, including meeting with the auditors at least once each fiscal year. The Audit Committee met four times in fiscal year 2022.
The Board also has a Nominating and Corporate Governance Committee and such committee has adopted a charter. Its members are Miles Douglas Harper, III, Independent Chairman of the Board, Karen S. Gerstner, who is the Chairperson of the Nominating and Corporate Governance Committee, and Evan Harrel (all Independent Directors.) The Committee’s responsibilities include, but are not limited to: (1) evaluating, from time to time, the appropriate size of the Board, and recommending any increase or decrease in the size of the Board; (2) recommending any changes in the composition of the Board so as to best reflect the objectives of the 1940 Act, the Corporation and the Board; (3) establishing processes for developing candidates for Independent Board members and for conducting searches with respect thereto; (4) coordinating the Board’s annual self-assessment; and (5) recommending and selecting to the Independent Board members (a) a slate of Independent Board members to be elected at shareholder meetings, or (b) nominees to fill Independent Board member vacancies on the Board, where and when appropriate. The Nominating and Corporate Governance Committee met once in fiscal year 2022.
The Nominating and Corporate Governance Committee shall also consider recommendations for Independent Director nominees submitted to it by shareholders (a “Qualifying Shareholder”) that (i) own of record, or beneficially through a financial intermediary, $10,000 or more of the Fund’s shares; (ii) has been a shareholder of $10,000 or more of the Fund’s shares for 12 months or more prior to submitting the recommendation to the Nominating and Corporate Governance Committee; and (iii) provides a written notice to the Nominating and Corporate Governance Committee containing the following information: (1) the name and address of the Qualifying Shareholder making the recommendation; (2) the number of shares of the Fund that are owned of record and beneficially by such Qualifying Shareholder, and the length of time that such shares have been so owned by the Qualifying Shareholder; (3) a description of all relationships, arrangements and understandings between such Qualifying Shareholder and any other person(s) (naming such person(s)) pursuant to which the recommendation is being made; (4) the name, age, date of birth, business address and residence address of the person(s) being recommended; (5) such other information regarding each person recommended by such Qualifying Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission had the nominee been nominated by the Board; (6) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act; and (7) the written consent to serve as a Director of the Fund of each person recommended if so nominated and elected/appointed.
Board Oversight of Corporation Risk
The Board has not established a standing risk committee. Rather, the Board requires the Adviser to report to the full Board, on a regular and as-needed basis, on actual and potential risks to the Fund and the Corporation as a whole. As a result, the day-to-day management of the Fund’s operations, including risk management, is the responsibility of the Adviser, subject to oversight by the Board. For instance, the Adviser reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Directors, provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO also communicates particularly significant compliance-related issues to the Board in between Board meetings. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Corporation and its Fund during private meetings with the Independent Directors, including concerning the Adviser, as applicable.
Experience of Directors
Described below for each Director are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a Director of the Corporation as of the date of this SAI and in light of the Corporation’s business and structure. The role of an effective Director inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Director may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Director evidences those abilities and is appropriate to his or her serving on the Corporation’s Board of Directors. Further information about each Director is set forth in the table above describing the business activities of each Director during the past five years.
Mr. Harper has been a Director of the Corporation since 1994 and served as Chairman of the Board since 2004. He has also served as Chair of the Audit Committee of the Board since the Committee’s inception. In addition, Mr. Harper is a CPA and former partner in the firm of Carr, Riggs & Ingram, LLC and has been, and currently serves as, an independent director of the Calvert Funds. Those positions have provided Mr. Harper with a strong background in the areas of accounting, finance, control systems and the operations of a mutual fund complex.

Ms. Gerstner has been a Director of the Corporation since 1994. She has also served as Chair of the Nominating and Corporate Governance Committee of the Board since the Committee’s inception. Ms. Gerstner is a principal and founder of Karen S. Gerstner & Associates, P.C., a law firm specializing in estate planning and probate. Her service on the Board since 1994 and years as a practicing attorney have provided Ms. Gerstner with knowledge of the operations and business of the Corporation and its Funds and have called upon her to exercise leadership and analytical skills.
Mr. Harrel has been a Director of the Corporation since 2006. Mr. Harrel is the Co-founder of the Center for Compassionate Leadership and has served as the Chief Operating Officer since 2020. From 2004 to 2012, Mr. Harrel served as the Executive Director of Small Steps Nurturing Center, a non-profit organization. Prior to that, Mr. Harrel was a Senior Portfolio Manager at AIM Management, an investment adviser to many mutual funds. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.
Mr. Montgomery has been a Director since the Corporation’s inception in 1993. He is the Chairman of the Adviser, which he founded in 1993. Mr. Montgomery is a Co-Chief Investment Officer and Portfolio Manager for all of the Funds. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.
Ownership of Fund Shares by Directors
Ownership of Shares of Bridgeway Funds as of December 31, 2023
The Fund did not commence operations until the date of this SAI.  Therefore, none of the directors currently have any investment in the Fund.  However, the directors do own shares of other Bridgeway Funds as listed in the table below.

Name of Director	Dollar Range of Equity Securities in Bridgeway Funds as of 12/31/2023	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies as of 12/31/2023
Karen Gerstner		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Managed Volatility	Over $100,000
Miles Douglas Harper, III *		Over $100,000
Ultra-Small Company	$1-$10,000
Managed Volatility	Over $100,000
Evan Harrel		Over $100,000
Aggressive Investors 1	Over $100,000
Omni Small-Cap Value	$10,001 - $50,000
John N. R. Montgomery		Over $100,000
Aggressive Investors 1	Over $100,000
Ultra-Small Company	Over $100,000
Ultra-Small Company Market	$10,001 - $50,000
Small-Cap Value	Over $100,000
Managed Volatility	Over $100,000
Omni Small-Cap Value	Over $100,000
*	Independent Chairman

Compensation
Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. In addition, Independent Directors are paid $14,000 per meeting attended.  The retainer is paid quarterly (one quarter of retainer is paid each quarter). Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences as well as expenses for subscriptions or printed materials. Compensation for the fiscal year ended June 30, 2024, was as follows:

Name of Director	Aggregate Compensation from Bridgeway Funds	Pension or Retirement Benefits Accrued as Part of Bridgeway Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Directors
Karen Gerstner	$91,000	$0	$0	$91,000
Miles Douglas Harper, III	$95,000	$0	$0	$95,000
Evan Harrel	$90,000	$0	$0	$90,000
John N. R. Montgomery	$0	$0	$0	$0
Code of Ethics
Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940, the Adviser has adopted a Code of Ethics that applies to the personal trading activities of its staff members. The Corporation also adopted the same Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics establishes standards for personal securities transactions by staff members covered under the Code of Ethics. The Code of Ethics seeks to ensure that securities transactions by staff members are consistent with the Adviser’s fiduciary duty to its clients and to ensure compliance with legal requirements and the Adviser’s standards of business conduct. Under the Code of Ethics, staff members have a duty at all times to place the interests of shareholders above their own, and never to take inappropriate advantage of their position. To help prevent conflicts of interest, all staff members must comply with the Code of Ethics, which imposes restrictions on the purchase or sale of securities for their own accounts and the accounts of certain affiliated persons. Among other things, the Code of Ethics requires pre-clearance (in certain circumstances) and monthly reporting of all personal securities transactions, except for certain exempt transactions and exempt securities. In addition, the Adviser has adopted policies and procedures concerning the misuse of material non-public information that are designed to prevent insider trading by any staff member.
Copies of the Code of Ethics are on file with and publicly available from the SEC.
In addition to the stringent Code of Ethics described above, putting investors’ interests first is a hallmark of the Adviser’s servant leadership culture and core values of integrity, performance, efficiency, and service. The Adviser believes principles are the foundation of prosperity. Committed to community impact, the Adviser donates 50% of its profits to non-profit and charitable organizations. The Adviser practices relational investing, an approach that unites investment results and returns for humanity by taking an innovative approach to asset management. The Adviser stresses process, results, and values that matter, rather than titles and status. Staff members are paid commensurate with performance and market salary scales.
PROXY VOTING POLICIES
The Corporation’s Board of Directors has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Fund to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser. Please refer to Appendix A of this SAI for the Adviser’s Proxy Voting Policy.
The Corporation’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-661-3550, and is also available on the SEC website at sec.gov.
DISCLOSURE OF PORTFOLIO HOLDINGS
Bridgeway Funds’ Board of Directors has adopted, on behalf of the Corporation, a policy relating to the disclosure of portfolio holdings information. The policy relating to the disclosure of the Fund’s portfolio securities is designed to protect shareholder interests and allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of the Corporation that disclosure of the Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure and the recipient is obligated to keep the information confidential and not to trade on the information provided.
Bridgeway Funds discloses portfolio holdings information as required in its regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, Bridgeway Funds will disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports on Form N-CSR and filings of Form N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. The Funds’ complete holdings are filed on Form N-PORT monthly, but only the information reported for the third month of the Fund’s fiscal quarter is made publicly available, and only after a 60-day delay.

Bridgeway Funds currently makes its portfolio holdings publicly available on its website, bridgewayfunds.com, or on the SEC’s website, sec.gov, as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Disclosure*
Complete Portfolio Holdings (including portfolio weights)	Quarterly	43 calendar days after the end of each calendar quarter

Top 10 Portfolio Holdings (including portfolio weights)	Quarterly	7 calendar days after the end of each calendar quarter

Top/Bottom 10 contributors to Fund performance	Quarterly	7 calendar days after the end of each calendar quarter
*	Unless this day falls on a weekend or market holiday, in which case it will be the following business day.
If the Fund’s portfolio holdings information is made available on Bridgeway Funds’ website, the scope of such information may change from time to time without notice. The Fund’s Adviser or its affiliates may include the Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.
The Fund may distribute or authorize the distribution of information about the Fund’s portfolio holdings that is not publicly available for legitimate business purposes, provided that such disclosure is approved by the Chief Compliance Officer, to its third party service providers, which include The Bank of New York Mellon, the custodian, administrator and accounting agent; BNY Mellon Investment Servicing (US) Inc., the transfer agent; [____], the Fund’s independent registered public accounting firm; Stradley Ronon Stevens & Young, LLP, legal counsel; and the Fund’s financial printer. The Fund currently has ongoing arrangements to disclose portfolio holdings information to S&P Global, Thomson Reuters Markets, LLC, Bloomberg L.P., The McGraw-Hill Companies, Inc., Merrill Corporation, Russell Investments, Morningstar, Inc., Institutional Shareholder Services, eVestment Alliance, LLC, FactSet Research Systems, Inc., Charles River Systems, Inc., STP Investment Services, Inc., MSCI ESG Research, LLC, Financial Recovery Technologies, LLC and Ernst & Young Global Limited. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms contained in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).
The Fund may provide information regarding the Fund’s portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved. Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Fund may only receive portfolio holdings information that has otherwise been publicly disclosed. Bridgeway Funds is not compensated for disclosure of portfolio holdings. Non-public portfolio holdings of the Fund’s entire portfolio will not be disclosed to members of the media under any circumstance (although individual holdings may be disclosed to the general public through the media).
Exceptions to, or waivers of, the Fund’s policy on portfolio disclosures may only be made by the Fund’s Chief Compliance Officer and must be disclosed to the Fund’s Board of Directors at its next regularly scheduled quarterly meeting. Bridgeway Funds Disclosure Controls Committee is responsible for reviewing any potential conflict of interest between the interests of the Fund’s shareholders and a third-party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF BRIDGEWAY FUNDS SECURITIES
When issued, Fund shares are fully transferable and redeemable at the option of the Fund in certain circumstances as described in its Prospectus under “Redeeming Shares.” All of the Fund’s shares are equal as to earnings, assets, and voting privileges. There is no conversion, pre-emptive or other subscription rights. Under the Corporation’s Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine. Each share of each series of the Corporation’s outstanding shares is entitled to share equally in dividends and other distributions and in the net assets belonging to that series of the Corporation on liquidation. Accordingly, in the event of liquidation, each share of common stock is entitled to its portion of all of the Corporation’s assets after all debts and expenses have been paid. Shares of the various series of the Corporation do not have cumulative voting rights for the election of Directors.
In matters requiring shareholder approval, each Bridgeway Fund shareholder is entitled to one vote for each share registered in his/her name, and fractional shares entitle the holders to a corresponding fractional vote.
To the extent any person directly or indirectly owns, controls and holds power to vote 25% or more of the outstanding shares of the Fund, they are deemed to have “control” over matters which are subject to a vote of that Fund’s shares.

As of the date of this SAI, the Fund has not yet commenced operations and, therefore, no persons owned of record or are known by the Fund to have beneficially owned 5% or more of the outstanding shares of the Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Bridgeway Capital Management, LLC is a Delaware limited liability company and was initially organized as Bridgeway Capital Management, Inc. in July 1993 to act as investment adviser to all of the Bridgeway Funds. Bridgeway Capital Management, LLC is a wholly-owned subsidiary of Bridgeway Investments, Inc., a Texas corporation, which is controlled by John N. R. Montgomery. John is also a Director and Vice President of Bridgeway Funds and a Portfolio Manager on all of the Bridgeway Funds. From 1985 to 1992 John gained extensive experience managing his own investment portfolio utilizing the techniques he now uses in managing each Bridgeway Fund. Prior to 1985, John served as a research engineer/project manager at the Massachusetts Institute of Technology, and served as an executive with transportation agencies in North Carolina and Texas. He has graduate degrees from both the Massachusetts Institute of Technology and Harvard Business School.
Appendix B contains the following information regarding the Portfolio Managers identified in the Fund’s Prospectus: (1) the dollar range of each person’s investments in each series of the Corporation; (2) a description of the person’s compensation structure; and (3) information regarding other accounts managed by such persons and potential conflicts of interest that might arise from the management of multiple accounts.
Subject to the supervision of the Board of Directors, investment advisory, management, and certain administration services are provided by Bridgeway Capital Management to Bridgeway Funds pursuant to a Management Agreement approved by the Board on [____], 2024.
The Management Agreement is terminable by vote of the Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days’ written notice to the Adviser. The Adviser also may terminate the agreement on 90 days’ written notice to the Fund. The Management Agreement terminates automatically upon assignment (as defined in the 1940 Act).
Under the Management Agreements, the Adviser provides a continuous investment program for the Fund by placing orders to buy, sell, or hold particular securities. The Adviser also supervises all matters relating to the operation of the Fund, such as corporate officers, operations, office space, equipment, and services. For services provided under the Management Agreement, the Adviser receives an advisory fee. The Advisory Fee is payable monthly at an annual rate of 1.25% of the value of the Fund’s average daily net assets.
The Adviser, pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that Other Expenses do not exceed 0.25% until at least November 1, 2025 excluding interest, taxes, dividends on short sales, other borrowing costs, interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses.  The Expense Limitation Agreement can be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds.  The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement as a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made.  However, no reimbursement may be made unless the total other expense limitation of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.  Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.

The Adviser has voluntarily agreed to waive fees and/or pay Fund expenses in an additional amount such that the net fiscal year expense ratio for the Fund (Management Fees and Other Expenses less the contractual waiver and voluntary waiver) do not exceed 6.00% excluding interest, taxes, other borrowing costs, acquired fund fees and expenses, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. The voluntary expense cap may be changed or eliminated at any time by the Adviser.
The Fund had not commenced operations until the date of this SAI, and thus has not paid any investment advisory fees to the adviser yet.

SERVICE AGREEMENTS
Administrative Services Agreement
The Adviser has entered into an Administrative Services Agreement with the Corporation pursuant to which the Adviser provides various administrative services to the Corporation including, but not limited to: (i) supervising and managing various aspects of the Corporation’s business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers; (iii) providing reports to the Board as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Corporation’s registration statement and other filings with the SEC; (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain recordkeeping services. For its services to the Corporation, the Adviser is paid an aggregate annual fee of $130,000 (the “Fee”). The Fee is payable in equal monthly installments and is charged to each series of the Corporation on a pro rata basis based on the average daily net assets of each series. The Administrative Services Agreement provides that it will continue in effect until terminated by either the Corporation or the Adviser on 60 days’ written notice.

In the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties under the Administrative Services Agreement on the part of the Adviser, the Adviser is not subject to liability to the Corporation, any specific series of the Corporation or to any shareholder for any act or omission in the course of, or connected with, rendering services under the Administrative Services Agreement.
Other Service Providers
Fund Administration and Fund Accounting Services. Bridgeway Funds has entered into a Fund Administration and Accounting Agreement with The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, whereby The Bank of New York Mellon provides various administrative and accounting services to the Fund, including, but not limited to, daily valuation of the Fund’s shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Directors. For fund accounting and administration services, Bridgeway Funds pays to The Bank of New York Mellon administration fees with respect to the Fund, computed daily and paid monthly, at annual rates some of which are based on fixed rates per Fund and some of which are based on the average daily net assets of the Fund.
Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc., 103 Bellevue Parkway, Wilmington, DE 19809 acts as transfer agent for the Fund and receives fees for providing such services to the Fund.
Custodian. The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, is custodian of all securities and cash of the Fund. Under the terms of the Custody Agreement, The Bank of New York Mellon maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on securities held by the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any depreciation of assets. Bridgeway Funds has made arrangements with BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) to serve as custodian for Individual Retirement Accounts (“IRAs”).
Independent Registered Public Accounting Firm. The Corporation’s independent registered public accounting firm is responsible for auditing the financial statements of the Fund. The Board of Directors has selected [_____], as the independent registered public accounting firm to audit the Bridgeway Funds’ financial statements.
Legal Counsel. Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington DC 20006, acts as legal counsel to the Corporation, the Fund and the Adviser.
DISTRIBUTION OF FUND SHARES
Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as the principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority. The Distributor is not affiliated with the Fund, the Adviser, or any other service provider for the Fund.
Under a Distribution Agreement with the Fund, the Distributor acts as the agent of the Corporation in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Corporation.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.
Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. Currently, there are no classes of Fund shares that pay a Rule 12b-1 fee. The Adviser pays the Distributor a fee for certain distribution-related services.
The Distribution Agreement has an initial term of up to two years and continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Corporation on behalf of the Fund on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Corporation and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Corporation in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.
Rule 12b-1 Plan
On October 15, 1996, the Corporation’s shareholders approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each series’ average daily assets for sales and distribution of shares of each of the series comprising Bridgeway Funds, Inc. In this plan, the Adviser agreed to pay directly all distribution costs associated with Class N shares, which is currently the only class of shares outstanding. This plan has been re-approved each year by the Independent Directors.
The Adviser pays all 12b-1 fees up to 0.25% on all Class N shares. Shareholders of Class N shares therefore pay no 12b-1 fees.
On October 1, 2003, the Corporation’s shareholders approved modification of the 12b-1 Plan to permit selected Funds to add additional classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by shareholders who purchase Fund shares through distribution channels that charge distribution and account servicing fees versus “no or low cost” alternatives. Currently, there are no classes of Fund shares subject to this 12b-1 fee.
The 12b-1 Plan was approved by the Corporation’s Board of Directors on  [_____] with respect to the Fund by its respective sole initial shareholders prior to launch of the Fund.
Currently, none of the Bridgeway Funds has a class of shares where shareholders pay a 12b-1 fee.
12b-1 Fees
If there were any 12b-1 fees paid, they would pay for the following:
For reimbursement and/or to compensate brokers, dealers, and other financial intermediaries, such as banks and other institutions, for administrative and accounting services rendered to support this Plan for the accounts of Fund shareholders who purchase and redeem their shares through such banks or other institutions.

FUND TRANSACTIONS AND BROKERAGE
The Adviser determines which securities are bought and sold, the total amount of securities to be bought or sold, the broker or dealer (‘broker”) through which the securities are to be bought or sold, and the commission rates, if any, at which transactions are effected for the Fund. Subject to the investment objectives established for the Fund, the Adviser selects brokers on the basis of price and execution, consistent with its duty to seek “best execution.” In selecting a broker for a particular transaction, the Adviser considers the fees and expenses to be charged by the broker and the efficiency of the broker. Where multiple competing markets (or exchanges) exist for listed stocks, the Adviser makes sure that the security is executed on the best market (or exchange, or by the best market maker). In seeking best execution, the Adviser considers all factors it deems relevant, including, but not limited to: (1) quality of overall execution services provided by the broker; (2) promptness of execution; (3) promptness and accuracy of oral, hard copy or electronic reports of execution; (4) ease of use of the broker’s order entry system; (5) the market where the security trades; (6) any expertise the broker may have in executing trades for the particular type of security; (7) commission and other fees charged by the broker; (8) reliability of the broker; (9) size of the order; (10) whether the broker can maintain and commit adequate capital when necessary to complete trades; and (11) whether the broker can respond during volatile market periods.

The Adviser does not consider a broker’s sales of shares of the Fund when determining whether to select such broker to execute portfolio transactions for the Fund. The Adviser does not receive any compensation from brokers. The Adviser’s present policy is to (1) conduct essentially all of its own financial research and (2) not to participate in any pre-arranged soft dollar commission arrangements.

The Fund did not commence operations until the date of this SAI, and thus there were no brokerage commissions paid by the Fund.
SECURITY SELECTION PROCESS
[The equity securities in which the Fund invests consist of common stock, although they reserve the right to purchase securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities, or warrants, if such securities are deemed to be undervalued significantly and their purchase is appropriate in furtherance of the Fund’s objective as determined by the Adviser.
It is expected that short-term money market securities would normally represent less than 10% of the Fund’s total assets. However, in the event future economic or financial conditions adversely affect equity securities of the type described above, the Fund may take a temporary, defensive investment position and invest all or part of their assets in such short-term money market securities. These short-term instruments include securities issued or guaranteed by the US Government and agencies thereof.]
ALLOCATION OF INVESTMENT DECISIONS AND TRADES TO CLIENTS
In addition to serving as the investment adviser for the various Bridgeway Funds, Bridgeway Capital Management serves as investment adviser for other clients such as institutions, registered investment companies, high net worth individuals, pension and profit sharing plans, corporations, trusts, estates, charitable/non-profit organizations and government entities.
The Adviser has adopted Portfolio Management Process and Trade Allocation and Aggregation Policies (“Portfolio Management and Trading Policies”) to reasonably ensure investment opportunities and trades are allocated fairly and equitably among clients (including the Fund) over time. In general, investment opportunities are made available to all clients that are eligible to participate and where such investment opportunities are deemed appropriate for the specific client. The following factors are considered when allocating investment opportunities: (i) each client’s investment objectives; (ii) investment model(s) results; (iii) trading strategy for the account; (iv) current account holdings; (v) each client’s available cash and/or cash needs; (vi) the availability of a block of shares from a broker-dealer; (vii) each client’s borrowing ability; and (viii) each client’s tax situation.
The Adviser may deviate from its standard trade allocation methodologies if, in the opinion of the Adviser, the methodology would result in unfair or inequitable treatment to some or all of its clients over time, or in response to specific overriding instructions from the client (provided the deviation is not harmful to other clients).
NET ASSET VALUE
The net asset value (“NAV”) of Fund shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (“NYSE” or the “Exchange”, currently 4:00 p.m. Eastern Time) each business day that the Exchange is open for business. In rare and unforeseen situations that prevent the NYSE from being open during a regular trading day, the Fund may, but is not required to, calculate its NAV. In such a situation, whether or not the Fund calculates its NAV may depend on whether the exchanges on which Fund holdings trade are open. If the NYSE begins an after-hours trading session, the Board of Directors is expected to establish closing price procedures. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth

Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the Exchange may close on days not included in that announcement.
The net asset value per share of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of the Fund’s shares outstanding at such time.
Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions. Debt securities are valued on the basis of valuations furnished by a pricing vendor that utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In the event that a non-NYSE exchange extends the hours of its regular trading session, securities primarily traded on that exchange will be priced as of the close of the extended session. If a security price from two pricing sources is different (within a degree of materiality), the administrator will obtain a price from a third independent source. If the third source price is the same as the price obtained from the primary or secondary pricing source, the price that has consistency between two of the sources will be used. Otherwise, the Adviser will be notified by the administrator and the Adviser will assign a fair value. The administrator will not re-price the Fund based on a later security closing price that may be reported, for example, in the next day’s newspaper or by notification by the Exchange. OTC derivatives, including swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. The value of each equity swap contract and equity basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
In determining NAV, the Fund’s assets are valued primarily on the basis of market quotations as described above. In cases of trading halts or in other circumstances when quotations are not readily available, including if deemed unreliable for a particular security, the fair value of the security will be determined based on procedures approved by the Board of Directors. Specifically, the security will be valued at fair value as determined in good faith by the Adviser subject to the oversight of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
The Board has designated the Adviser as the Funds’ valuation designee to perform fair value determinations for the Fund. The Adviser operates under the policies and procedures approved by the Board and is subject to the Board’s oversight. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Funds’ investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has a Pricing Committee to assist with its designated responsibilities as valuation designee.
REDEMPTION IN-KIND
The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemption requests by any shareholders exceed such amounts, the Fund shall have the option of redeeming the excess in cash or in-kind, whereby a shareholder will receive securities, saving transaction costs relative to buying the securities on the open market. Redemption requests may be paid in-kind if payment of such requests in cash would be detrimental to the interests of the remaining shareholders of the Fund. By redeeming in-kind, the Fund will save the transaction costs associated with selling quickly, improve cash flow and potential interest and may improve tax efficiency. In addition, shareholders may request to redeem securities in-kind for redemption requests above or below $250,000 or 1% of net assets of the Fund during any 90 day period. Such redemption in-kind requests are subject to approval by the Fund’s Treasurer or her designee. If the redemption in-kind is denied, the redemption will be made in cash. Any redemption in-kind will be effected at approximately the shareholder’s proportionate share of the Fund’s current net assets, so the redemption will not result in the dilution of the interests of the remaining shareholders. Any shareholder request for a redemption in-kind, including a denial of a request, will be reported to the Fund’s Board, usually at the same meeting in which quarterly transactions are reviewed.
TAXATION
The following is a summary of certain additional tax considerations generally affecting the Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund
The Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
(i) Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
(ii) Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
(iii) Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, US Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than US Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. While the Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each taxable year in an aggregate amount at least sufficient to satisfy the Distribution Requirement, the Fund may use equalization accounting (in lieu of making cash dividends) to both eliminate federal income and excise tax as well as to satisfy the Distribution Requirement. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of capital gains” below. For non-US investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased US withholding taxes. See, “Non-US Investors – Capital gain dividends" and "Non-US Investors – Interest-related dividends and short-term capital gain dividends” below.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:
(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.
Taxation of Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified dividend income for individuals” and “Dividends-received deduction for corporations.”

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions—Investments in US REITs” below).
Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, US REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (US) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Fund may choose to report the special character of “qualified REIT dividends” to its shareholders, provided both the Fund and the shareholder meet certain holding period requirements. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
US government securities. Income earned on certain US government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by US government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends declared in October, November or December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the US federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Sales, Exchanges and Redemptions of Fund Shares
Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Cost basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an IRA.
When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares.

If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.
The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.
Please refer to the Fund’s website at bridgewayfunds.com for additional information.
Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies, Risks and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years.

Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
Investments in US REITs. Similar to a RIC, a US REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a US REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the US REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a US REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity US REIT’s cash flow may exceed its taxable income. The equity US REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a US REIT is operated in a manner that fails to qualify as a REIT, an investment in the US REIT would become subject to double taxation, meaning the taxable income of the US REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the US REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions—Investment in taxable mortgage pools (excess inclusion income)” and “Non-US Investors—Investment in US real property” below with respect to certain other tax aspects of investing in US REITs.
Investment in non-US REITs. While non-US REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-US REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-US REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-US REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-US REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-US REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in US real estate.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a US REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, IRAs, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in securities of uncertain tax character. A fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.
Backup Withholding
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a US person (including a US resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s US federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special US tax certification requirements applicable to non-US investors to avoid backup withholding are described under the “Non-US Investors” heading below.

Non-US Investors
Non-US investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to US withholding and estate tax and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.
In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.
Capital gain dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to US withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.
Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from US sources are not subject to US withholding tax. “Qualified interest income” includes, in general, US source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to US withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-US investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to US withholding tax. Foreign shareholders may be subject to US withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income effectively connected with a US trade or business. If the income from the Fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to US federal income tax at the rates applicable to US citizens or domestic corporations and require the filing of a nonresident US income tax return.
Investment in US real property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-US persons subject to US tax on disposition of a US real property interest (“USRPI”) as if he or she were a US person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including US REITs, which may trigger FIRPTA gain to the Fund’s non-US shareholders.
The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity if, in general, 50% or more of the RIC’s assets consist of interests in US REITs and other US real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-US shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-US shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to US withholding tax at the corporate income tax rate (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident US income tax return.

In addition, even if the non-US shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in US real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.
US estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to US federal gift tax. An individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to Fund shares at the graduated rates applicable to US citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a US estate tax return to claim the exemption in order to obtain a US federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the US federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to US situs assets with a value of $60,000). For estates with US situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s US situs assets are below this threshold amount.
US tax certification rules. Special US tax certification requirements may apply to non-US shareholders both to avoid US backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-US shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.
The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by US persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial US persons as owners or (ii) if it does have such owners, reporting information relating to them. The US Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of US Treasury regulations.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a US tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its US accountholders and meet certain other specified requirements. The FFI will either report the specified information about the US accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the US to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial US owners or by providing the name, address and taxpayer identification number of each substantial US owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by US Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-US investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the US tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of US federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE INFORMATION
Total Return
Average annual total return quotations, used in Bridgeway Funds’ printed materials, for the one-, five-, and ten-year periods (when available) ended on the date of the most recent balance sheet included in the registration statement are determined by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value, by the following formula:
P (1 + T) n = ERV
where “P” equals hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-years periods, at the end of the one-, five- and ten-year periods (or fractional portion thereof).
Total return after taxes on distributions is computed according to the following formula:
P (1 + T) (n) = ATV (D)
Where “P” = a hypothetical initial payment of $1,000; “T” = average annual total return (after taxes on distribution); “n” = number of years, and ATV (d) = the ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.
Total return after taxes on distributions and sale of fund shares is computed according to the following formula:
P (1 + T) (n) = ATV (DR)
Where “P” = a hypothetical initial payment of $1,000; “T” = average annual total return (after taxes on distributions and redemption); “n” = number of years and ATV (dr) = the ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.
Any disclosure will also include the length of and the last day in the period used in computing the quotation and a description of the method by which average total return is calculated. The time periods used in sales literature, under the foregoing formula, will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the sales literature for publication. Average annual total return, or “T” in the formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Other Information
Bridgeway Funds’ performance data quoted in sales and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in Bridgeway Funds will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials, Bridgeway Funds may compare its performance with data published by Broadridge Financial Solutions, Inc., or Morningstar, Inc. (“Morningstar”); Fund rankings and other data, such as comparative asset, expense, and fee levels, published by Morningstar or Bloomberg; and advertising and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money, Forbes, Value Line, Business Week, Financial World and Barron’s.
GENERAL INFORMATION
As of the date of this SAI, the Corporation is authorized to issue 1,915,000,000 shares of common stock, $.001 par value (the “Common Stock”). It is not contemplated that regular annual meetings of shareholders will be held. No amendment may be made to the Articles of Incorporation without the affirmative vote of the holders of more than 50% of the Corporation’s outstanding shares. There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as the Board is comprised of less than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders’ meeting for the election of Directors. The Corporation has undertaken to afford shareholders certain rights, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. Such removal can be effected upon the action of two-thirds of outstanding shares of the Corporation. The Directors are required to call a meeting of shareholders for the purpose of voting on the question of removal of any Director when requested in writing to do so by shareholders of record of not less than 10% of the Corporation’s outstanding shares. The Directors will then, if requested by the applicants (i.e., the shareholders applying for removal of the Director), mail the applicant’s communication to all other shareholders, at the applicant’s expense.
FINANCIAL STATEMENTS
With respect to the Fund, no audited financial statements, including any notes, nor financial highlights are incorporated by reference within this SAI because, prior to the date of this SAI, the Fund had not yet commenced operations. When available, the Fund’s Annual and/or Semi-Annual report will be available upon request and without charge.

APPENDIX A – PROXY VOTING POLICY
BRIDGEWAY CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY
As Amended September 5, 2023

I.	Overview

This proxy voting policy (the “policy”) is designed to provide reasonable assurance that proxies are voted in the clients’ best interest, when the responsibility for voting client proxies rests with Bridgeway Capital Management, LLC (“BCM”).  BCM will vote proxies for clients pursuant to the authority granted in the advisory agreement between BCM and its client, or as granted by written direction from the client. BCM’s core investment philosophy is similar across investment strategies and thereby, believes it is in each client’s best interest for its proxies to be voted following the guidelines outlined below.

BCM has engaged Institutional Shareholder Services, Inc. (“ISS”), a third- party proxy voting agent, to research proxy proposals, provide vote recommendations and vote proxies on behalf of the firm. BCM has adopted the ISS United States SRI. Proxy Voting Guidelines (“United States SRI Guidelines”) for all U.S. proxy issues and the ISS International SRI Proxy Voting Guidelines (“International SRI Guidelines”) for all non-U.S. proxy issues. BCM’s Responsible Investing Committee is responsible for oversight of proxy voting matters.

BCM’s Head of Responsible Investing and Head of Client Experience are responsible for ensuring compliance with this policy. Questions regarding this policy should be directed to the Head of Responsible Investing, Head of Client Experience or the Chief Compliance Officer (“CCO”).

II.	Proxy Voting Guidelines

BCM has instructed ISS to vote in accordance with the United States SRI Guidelines for all U.S. proxy issues and in accordance with the International SRI Guidelines for all non-U.S. proxy issues.  BCM’s Director of Client Service maintains copies of the United States SRI Guidelines and the International SRI Guidelines (collectively, “the Guidelines”) which are incorporated herein by reference. To the extent the Guidelines do not address a proxy proposal but ISS has done research to address the issue, ISS will vote proxies in the best interest of BCM’s clients.

BCM has instructed ISS to vote as described above unless the following conditions apply:

1.
BCM has been instructed to override the ISS vote recommendation by a client. Evidence of client direction will be maintained by BCM and communicated to ISS by a member of BCM’s Client Service and Marketing Team (“CSM”); or

2.
ISS’ policy recommendation is “REFER” which means the proxy is referred to BCM.  In this case BCM will independently determine how a particular issue should be voted. In these instances, BCM’s Investment Management Team (“IMT”) will document the reason(s) used in determining a vote and CSM will communicate BCM’s voting instruction to ISS.  In cases where IMT determines there is insufficient data or the proxy vote at issue is too complex to make a vote determination, IMT will consult with the Responsible Investment Committee and/or the CCO on how best to handle the particular proxy.

III.	Review Of Proxy Votes Cast by ISS

On a quarterly basis, BCM will review a sample of proxies voted by ISS during the previous quarter to ensure they were voted in compliance with the guidelines noted in Section II.

IV.	Form N-PX

A.	Overview

Rule 14Ad-1 under the Securities Exchange Act of 1934 (“Exchange Act”) requires investment advisers that are required to file Form 13F to report annually on Form N-PX each Say-On-Pay Vote, as defined below, over which they exercised voting power.

“Say-on-Pay Votes” are proxy votes on executive compensation which are subject to Section 14A(a)-(b) of the Exchange Act.  Examples of Say-on-Pay Votes are votes related to approval of executive compensation, frequency of executive compensation approval votes and golden parachute compensation to executives.

B.	Filing Requirements

BCM files Form N-PX by August 31 of each year for the most recent 12-month period ending June 30.  BCM’s first Form N-PX filing required by Rule 14Ad-1 is due August 31, 2024 for the period July 1, 2023 – June 30, 2024.

C.	Filing Procedures

A member of the Client Service and Marketing team coordinates the annual Form N-PX filing.

V.	Record Retention Requirements

ISS shall maintain the following proxy voting records:

A.	Proxy statements received regarding client securities. Electronic statements, such as those maintained on EDGAR or by a proxy voting service are acceptable;
B.	Records of proxy votes cast on behalf of each client for a period of five years.

BCM shall maintain the following required proxy voting records:

A.	Documentation to support the instruction received from a client to vote proxies against the ISS recommendation,
B.	Records of clients’ written or oral requests for proxy voting information, including a record of the information provided by BCM,
C.	Historical records of votes cast on behalf of each client,
D.	Current and historical proxy voting policies and procedures; and
E.	Each Form N-PX filed by BCM.

BCM will keep records in accordance with its Books and Records Policy.

V. Conflicts of Interest

A.	Overview

Unless BCM votes a proxy proposal as described under Section II. above, BCM does not address material conflicts of interest that could arise between BCM and its clients related to proxy voting matters.

However, when BCM is involved in making the determination as to how a particular proxy proposal will be voted, the IMT member will consider any potential material conflicts of interest that may exist before casting a vote. For purposes of this policy, material conflicts of interest are defined as those conflicts that a reasonable investor would view as important in making a decision regarding how to vote a proxy. The CCO will determine whether the proxy may be voted by BCM, whether to seek legal advice, or whether to refer the proxy to the client(s) (or another fiduciary of the client(s)) for voting purposes.

Additionally, ISS monitors its conflicts of interest in voting proxies and has provided the firm a written summary report of its due diligence compliance process which includes information related to ISS’ conflicts of interest policies, procedures and practices.  BCM will review updates from time to time to determine whether ISS conflicts of interest may materially and adversely affect BCM’s clients and, if so, whether any action should be taken as a result.

VI.      Monitoring of ISS

BCM will periodically perform due diligence to assess ISS’ ability to adequately analyze proxy issues and manage its conflicts of interest.  In order to make this assessment, BCM shall consider, among other things:

A.
The competency, capacity and adequacy of ISS’ oversight structure. technology and personnel performing services on behalf of BCM and whether any material changes to ISS’ business may impact BCM’s conclusions;

B.
ISS’ methodology for formulating its proxy voting recommendations and ensuring recommendations are in accordance with the Guidelines and based on current and accurate information.  This analysis shall consider, among other things:

1.	Third party information ISS relies on as a basis for its voting recommendations;
2.
ISS’ process for seeking input from issuers and its clients regarding its proxy voting policies and methodologies and whether it updates its policies and methodologies, as appropriate, based on feedback received;

3.	When and how ISS typically engages with issuers and third parties when determining its recommendations to ensure it has accurate information and to receive feedback on recommendations; and
4.	The potential impact of factual errors, incomplete information and methodology weaknesses on ISS’ voting recommendation and ISS’ process for identifying and correcting these issues.
C.	Policies and procedures related to the identification, management, disclosure of conflicts of interest impacting services provided to BCM; and
D.
Changes in ISS’ business and specific conflicts of interest in order to reasonably determine whether ISS’ conflicts of interest may materially and adversely affect BCM’s clients and, if so, whether any action should be taken as a result.

VII.       Loaned Securities

As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if IMT is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

VIII. Disclosure

A.
BCM will disclose in its Form ADV Part 2A that clients may contact BCM in order to obtain information on how BCM voted such client’s proxies, and to request a copy of this policy.  If a client requests this information, the Director of Client Service will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (1) the name of the issuer, (2) the proposal voted upon and (3) how BCM voted the client’s proxy.

B.	A concise summary of this Proxy Voting Policy will be included in the BCM’s Form ADV Part 2A, and will be updated whenever this policy is updated.

   IX. External Communication

On occasions, proxy voting solicitors, proxy voting agents, company management or interested individuals/shareholders will reach out to BCM with additional information on the company, will request a meeting or ask how Bridgeway is voting. BCM does not actively respond to these inquires; however, occasionally the additional information may be forwarded to ISS by the Director of Client Service. It is up to ISS’s discretion to take this information into consideration as ISS relies on their own research.

APPENDIX B – PORTFOLIO MANAGERS
The following provides information regarding the Portfolio Managers identified in the Fund’s Prospectus: (1) the dollar range of their investments in each of the Bridgeway Funds; (2) a description of their compensation structure; and (3) information regarding other accounts managed by them and potential conflicts of interest that might arise from the management of multiple accounts.
INVESTMENTS IN THE FUND
(As of June 30, 2024)
The Fund did not commence operations until the date of this SAI; thus, no members of the Fund’s investment management team have invested in the Fund.  However, the Fund’s investment management team has investment in other series of the Bridgeway Funds.
The table below provides the dollar range of investments in each series of the Bridgeway Funds directly or indirectly owned by John Montgomery, Co-Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds.

Fund	Investments Held Individually or Jointly with Spouse (1)	Bridgeway Capital Management’s Ownership of Fund Shares (2)	Total
Aggressive Investors 1 Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Fund	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
Ultra-Small Company Market Fund	$500,001 - $1,000,000	$100,001 - $500,000	$500,001 - $1,000,000
Small-Cap Value Fund	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
Managed Volatility Fund	$100,001 - $500,000	Over $1,000,000	Over $1,000,000
Omni Small-Cap Value Fund	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000
[1]
This column reflects investments in a Fund’s shares owned directly by Mr. Montgomery or beneficially owned by Mr. Montgomery (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). Mr. Montgomery is presumed to be a beneficial owner of securities that are held by his immediate family members sharing the same household.

[2]
Mr. Montgomery controls the Adviser due to the level of his stock ownership (approximately 51%) in the Adviser’s immediate parent company, Bridgeway Investments, Inc., and also has or shares investment control over the Adviser’s investments. As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments held by the Adviser in shares of the Fund. This column reflects the Adviser’s total investments in shares of the Fund managed by Mr. Montgomery.

The table below provides the dollar range of investments in each Bridgeway Fund owned by Elena Khoziaeva and Christine L. Wang, each of whom is a Portfolio Manager that has joint and primary responsibility for the day-to-day management of the Fund. The table provides the dollar range of investments in Aggressive Investors 1 Fund, Ultra-Small Company Fund, Small-Cap Value Fund and Managed Volatility Fund owned by Jacob Pozharny, another Portfolio Manager for those Funds.

Fund and Name of Portfolio Manager	Dollar Range of Investments in The Fund (1) (2)
AGGRESSIVE INVESTORS 1 FUND[3]
Elena Khoziaeva	$100,001 - $500,000
Chrisine L Wang	$1 - 10,000
Jacob Pozharny	$0
ULTRA-SMALL COMPANY FUND[3]
Elena Khoziaeva	$10,001 - $50,000
Christine L. Wang	$1 - $10,000
Jacob Pozharny	$0
ULTRA-SMALL COMPANY MARKET FUND[3]
Elena Khoziaeva	$1 - $10,000
Christine L. Wang	$100,001 - $500,000

Fund and Name of Portfolio Manager	Dollar Range of Investments in The Fund (1) (2)
SMALL-CAP VALUE FUND[3]
Elena Khoziaeva	$10,001 - $50,000
Christine L. Wang	$0
Jacob Pozharny	$0
MANAGED VOLATILITY FUND[3]
Elena Khoziaeva.	$10,001 - $50,000
Christine L Wang	$0
Jacob Pozharny	$0
OMNI SMALL-CAP VALUE FUND[3]
Elena Khoziaeva	$100,001 - $500,000
Christine L. Wang	$100,001 - $500,000
[1]
This column reflects investments in a Fund’s shares owned directly by the Portfolio Manager, or beneficially owned by the Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

[2]
Ms. Khoziaeva, Mr. Pozharny, and Ms. Wang participate in ownership of the Adviser’s immediate parent company, Bridgeway Investments, Inc., due to their participation in an Employee Stock Ownership Program (“ESOP”). As a result, each of them indirectly owns a portion of the investments held by the Adviser in shares of the Bridgeway Funds. As of December 31, 2023, the Adviser owned shares of the then existing six Bridgeway Funds. These indirect amounts are not reflected in the table above.

[3]
The Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund and Managed Volatility Fund are described in a different prospectus and statement of additional information.

DESCRIPTION OF COMPENSATION STRUCTURE
The objective of the Adviser’s compensation program is to provide pay and long-term compensation for its staff members (who are all referred to as “Partners”) that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size. The Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.
The Portfolio Managers, including John Montgomery, Elena Khoziaeva, Jacob Pozharny. and Christine L. Wang, participate in a compensation program that includes a base salary that is fixed annually, bonus and long-term compensation. Each Portfolio Manager’s base salary is a function of review of market salary data for their respective role and an assessment of individual execution of responsibilities related to goals, integrity, team work, and leadership. Profit sharing bonuses are driven by company performance and an assessment of individual execution of responsibilities. The Adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed accounts have performance based fees relative to stock market benchmarks, and c) operating costs of the Adviser.
Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Adviser’s profitability (although certain Funds do not demonstrate economies of scale and other Funds have management fees which reflect economies of scale to shareholders). Second, certain Funds have performance-based management fees that are a function of trailing five-year before-tax performance of each Fund relative to its specific market benchmark. Should any Fund’s performance exceed the benchmark, the Adviser may make more total management fees and increase its profitability. On the other hand, should any Fund’s performance lag the benchmark, the Adviser may experience a decrease in profitability.
Finally, all Portfolio Managers participate in long-term compensation programs including a 401(k) Plan and equity programs linked to the Adviser’s value, which is a function of the profitability and growth of the Adviser. Although Mr. Montgomery does not participate in the ESOP, the value of his ownership stake is impacted by the profitability and growth of the Adviser.

Historically, the Adviser has voluntarily disclosed the annual compensation of John Montgomery, Co-Chief Investment Officer and Portfolio Manager for all of the Bridgeway Funds. Annual compensation for each of the three most recent calendar years ended December 31, includes a salary and bonus, plus a 401(k) contribution. John Montgomery’s cash compensation component was $430,000, $457,500 and $457,500 for 2021, 2022 and 2023, respectively. The 401(k) contribution for John Montgomery was $0 in 2021, $15,250 in 2022 and $xx in 2023. These figures are based on the Adviser’s audited financial records and individual W-2 forms.
As an “S” Corporation, the federal income taxes of Bridgeway Investments, Inc. (“Bridgeway Investments”), which is the immediate parent company of the Adviser, are paid at the shareholder rather than corporate level. The Adviser distributes an amount to Bridgeway Investments to enable its shareholders to cover these taxes at the maximum individual tax rate. These amounts are not included in Mr. Montgomery’s annual compensation disclosed herein.
OTHER MANAGED ACCOUNTS
(As of June 30, 2024)
The Adviser’s Portfolio Managers use statistical investment models which are used in connection with the management of certain Bridgeway Funds as well as other funds for which the Adviser acts as sub-adviser and other separate accounts managed for organizations and individuals. The following chart reflects information regarding other accounts (excluding the Bridgeway Fund(s)) for which each Portfolio Manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.
The following information is applicable to John Montgomery, Elena Khoziaeva and Christine L. Wang:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	8	$3,597.5	2	$667
Other Pooled Investment Vehicles	1	$18.3	0	$0
Other Accounts	21	$234.0	11	$66
The following information is applicable to Jacob Pozharny:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	4	$775.9	2	$667
Other Pooled Investment Vehicles	1	$18.3	0	$0
Other Accounts	19	$227	11	$66

POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a Portfolio Manager who manages multiple funds and/or other accounts:
•
The management of multiple funds and/or other accounts may result in a Portfolio Manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Adviser believes this problem may be significantly mitigated by Bridgeway’s use of statistical models.

•
If a Portfolio Manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

•
At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•
With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Adviser may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. The Adviser seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

•
With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•
The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a Portfolio Manager has day-to-day management responsibilities.

The Adviser and the Funds have adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

BRIDGEWAY FUNDS, INC.
PART C
OTHER INFORMATION
 Item 28.  Exhibits

(a)
Articles of Incorporation of Bridgeway Funds, Inc., dated as of October 19, 1993, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

	(1)	Articles Supplementary, dated as of March 4, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.

	(2)	Articles of Amendment, dated as of June 28, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.

	(3)	Articles Supplementary, dated as of November 16, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 34 on December 27, 2010, is hereby incorporated by reference.

	(4)	Articles of Amendment, dated as of January 14, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.

	(5)	Articles Supplementary, dated as of May 23, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.

	(6)	Articles Supplementary, dated as of February 10, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

	(7)	Articles Supplementary, dated as of August 30, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

	(8)	Articles of Amendment, dated as of June 4, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

	(9)	Articles of Amendment, dated as of June 4, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

	(10)	Articles Supplementary, dated as of February 12, 2016, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(11)	Articles Supplementary, dated as of May 17, 2018, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated by reference.

	(12)	Articles Supplementary, dated as of November 11, 2021, filed electronically as an exhibit to Post-Effective Amendment No. 62 on October 26, 2022, is hereby incorporated by reference.

	(13)	Articles Supplementary, dated as of November 10, 2022, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

	(14)	Articles Supplementary, dated as of May 25, 2023, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

	(15)	Articles of Amendment, dated as of May 31, 2019, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.

(b)
Amended and Restated By-Laws of Bridgeway Funds, Inc., dated August 25, 2002, filed electronically as an exhibit to Post-Effective Amendment No. 62 on October 26, 2022, is hereby incorporated by reference.

(c)	See Articles Fifth, Seventh, Eighth and Ninth of the Articles of Incorporation of Bridgeway Funds, Inc. and Article IV of the Bylaws of Bridgeway Funds, Inc., which define the rights of shareholders.
1

(d)	(1)
Management Agreement, dated as of October 22, 2003, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(2)
Amendment to Management Agreement effective as of March 23, 2004, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(3)
Amendment to Management Agreement effective as of April 1, 2005, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 22 on October 28, 2005, is hereby incorporated by reference.

(4)
Amendment to Management Agreement effective as of June 7, 2006, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 23 on October 27, 2006, is hereby incorporated by reference.

(5)
Amendment to Management Agreement effective as of May 28, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(6)
Amendment to Management Agreement effective as of July 1, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(7)
Amendment to Management Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(8)
Amendment to Management Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(9)
Amendment to Management Agreement effective as of February 10, 2012, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(10)
Amendment to Management Agreement effective as of February 10, 2012 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(11)
Amendment to Management Agreement effective as of February 10, 2017 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(12)
Amendment to Management Agreement effective as of February 10, 2017 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(13)
Amendment to Management Agreement effective as of February 10, 2017 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(14)
Amendment to Management Agreement effective as of April 1, 2023, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

2

(e)	(1)
Form of Dealer Agreement, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 26 on October 27, 2009, is hereby incorporated by reference.

	(2)
Amended and Restated Distribution Agreement, dated as of November 12, 2010 by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 36 on March 18, 2011, is hereby incorporated by reference.

	(3)
First Amendment to Amended and Restated Distribution Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

	(4)
Second Amendment to Amended and Restated Distribution Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

	(5)
Third Amendment to Amended and Restated Distribution Agreement effective as of February 3, 2012, by and between Bridgeway Funds, Inc. and Foreside Funds Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

	(6)
Fourth Amendment to Amended and Restated Distribution Agreement effective as of June 4, 2012, by and between Bridgeway Funds, Inc. and Foreside Funds Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

	(7)
Fifth Amendment to Amended and Restated Distribution Agreement effective as of March 31, 2016, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(8)
Amended and Restated Distribution Agreement as novated on May 31, 2017, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

	(9)
First Amendment to Amended and Restated Distribution Agreement effective as of August 30, 2018, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated by reference.

	(10)
Second Amendment to Amended and Restated Distribution Agreement effective as of May 31, 2019, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.

	(11)
Amended and Restated Distribution Agreement as novated on September 30, 2021 by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 61 on October 26, 2021, is hereby incorporated by reference.

	(12)
First Amendment to Amended and Restated Distribution Agreement effective as of May 12, 2023, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

(f)		None.

(g)	(1)
Custody Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

(h)	(1)
Transfer Agency and Shareholder Services Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(2)
Amendment #1 dated June 15, 2017 to Transfer Agency Services Agreement dated February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

	(3)
Amended and Restated Administrative Services Agreement dated as of July 1, 2023, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

3

	(4)
Fund Administration and Accounting Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(5)
Notice of Assignment from BNY Mellon Investment Servicing (US) Inc. to The Bank of New York Mellon dated May 8, 2017, of the Fund Administration and Accounting Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

	(6)
State Filing Services Agreement effective as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(7)	Form of Shareholder Services Agreement, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(8)
Investment Company Reporting Modernization Services Amendment to Administration and Accounting Services Agreement dated May 31, 2018, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated by reference.

	(9)
Amendment to Investment Company Reporting Modernization Services Amendment to Administration and Accounting Services Agreement dated December 1, 2018, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.

	(10)
Amendment to the Administration and Accounting Services Agreement dated July 1, 2022, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

	(11)
Expense Limitation Agreement effective as of April 1, 2023, by and between Bridgeway Capital Management, LLC and Bridgeway Funds, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

	(12)
Amendment dated May 31, 2024 to the Fund Administration and Accounting Services Agreement dated February 20, 2016, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon is filed herewith as Exhibit EX-28.h.12.

(i)	(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

(j)	(1)	Not Applicable.

(k)		None.

(l)	(1)
Investment Representation Letter between Bridgeway Funds, Inc. and initial stockholder, filed electronically as an exhibit to Post-Effective Amendment No. 17 on August 18, 2003, is hereby incorporated by reference.

	(2)
Investment Representation Letters between Bridgeway Funds, Inc. and initial stockholders, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, are hereby incorporated by reference.

(m)	(1)
Distribution Assistance, Promotion and Servicing Plan (Rule 12b-1 Plan), Amended on May 11, 2017, filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(n)	(1)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 31, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

	(2)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of February 10, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

4

	(3)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 30, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

	(4)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of February 12, 2016, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(5)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 30, 2018, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated by reference.

	(6)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of May 31, 2019, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.

	(7)
Bridgeway Funds, Inc. Amended Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of November 11, 2021, filed electronically as an exhibit to Post-Effective Amendment No. 62 on October 26, 2022, is hereby incorporated by reference.

	(8)
Bridgeway Funds, Inc. Amended Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of May 25, 2023, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.

(o)		Reserved.

(p)	(1)
Code of Ethics and Personal Trading Policy of Bridgeway Funds, Inc. and Bridgeway Capital Management, LLC, pursuant to Rule 17j-1 of the 1940 Act, dated as of March 28, 2024, is filed herewith as Exhibit EX-28.p.1.

(q)	(1)	Powers of Attorney dated May 25, 2023, filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023, is hereby incorporated by reference.
5

Item 29.  Persons controlled by or under Common Control with Registrant
None
Item 30.  Indemnification
Article Tenth of the Articles of Incorporation, of Bridgeway Funds, Inc. (the “Registrant”), provides that any present or former director, officer, employee or agent of the Registrant, shall be entitled to indemnification to the fullest extent permitted by law, including under the Investment Company Act of 1940, as amended except to the extent such director, officer, employee or agent has been adjudicated to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.
The Registrant has entered into indemnification agreements with each of the Registrant’s independent directors. The indemnification agreements generally provide that the Registrant shall indemnify indemnitee, as otherwise to the maximum extent permitted by Maryland law, for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually incurred by indemnitee or on indemnitee’s behalf in connection with any such proceeding unless it is established that (a) the act or omission of indemnitee was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) indemnitee actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, indemnitee had reasonable cause to believe that his conduct was unlawful. The Registrant will also indemnify indemnitee against all expenses actually incurred by indemnitee or on indemnitee’s behalf where indemnitee is made a witness or otherwise asked to participate in any proceeding but is not a party.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the registrant by such director, officer or controlling person and the SEC is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
6

Item 31.  Business and Other Connections of Investment Adviser
Bridgeway Capital Management, LLC (formerly, Bridgeway Capital Management, Inc.) (“Bridgeway”) is an investment management firm founded in 1993 and its principal business address is 20 Greenway Plaza, Suite 450, Houston, Texas 77046. Bridgeway is a wholly-owned subsidiary of Bridgeway Investments, Inc. Bridgeway offers discretionary portfolio management services to various clients including, but not limited to, individuals, private funds, institutional accounts and registered investment companies (as investment adviser or sub-adviser). Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Bridgeway is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee. In the table below, the position of Director in the first column is as a Director of Bridgeway Investments, Inc., the immediate parent company of Bridgeway.

Name; Current Position with Bridgeway	Other Substantial Business and Connections During the Past Two Fiscal Years
John N.R. Montgomery; Director/President/CEO/Co-Chief Investment Officer	Director, Bridgeway Funds, Inc.
Elena Khoziaeva, Director/Vice President/Co-Chief Investment Officer	None
Linda G. Giuffré; Chief Compliance Officer/Chief Operating Officer	President, Bridgeway Funds, Inc.
Von D. Celestine; Treasurer/Vice President/Secretary/Head of Finance and Talent	None
Ryan Bailey, Chair of the Board of Directors	Co-Founder and Chief Investment Officer, Carbonado Partners, LLC
Ann M. Montgomery; Director	Sage Education Group, LLC – Owner

Item 32(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.	AdvisorShares Trust
10.	AFA Private Credit Fund
11.	AGF Investments Trust
12.	AIM ETF Products Trust
13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.	AlphaCentric Prime Meridian Income Fund
15.	American Century ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
7

23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cascade Private Capital Fund
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
41.	Clifford Capital International Value Fund, Series of World Funds Trust
42.	Clifford Capital Partners Fund, Series of World Funds Trust
43.	Cliffwater Corporate Lending Fund
44.	Cliffwater Enhanced Lending Fund
45.	Cohen & Steers Infrastructure Fund, Inc.
46.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
47.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
48.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
49.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
50.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
8

51.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
52.	Davis Fundamental ETF Trust
53.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
54.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
55.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
57.	Defiance Quantum ETF, Series of ETF Series Solutions
58.	Denali Structured Return Strategy Fund
59.	Direxion Funds
60.	Direxion Shares ETF Trust
61.	Dividend Performers ETF, Series of Listed Funds Trust
62.	Dodge & Cox Funds
63.	DoubleLine ETF Trust
64.	DoubleLine Income Solutions Fund
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	DriveWealth ETF Trust
68.	EIP Investment Trust
69.	Ellington Income Opportunities Fund
70.	ETF Opportunities Trust
71.	Evanston Alternative Opportunities Fund
72.	Exchange Listed Funds Trust
73.	Exchange Place Advisors Trust
74.	FlexShares Trust
75.	Forum Funds
76.	Forum Funds II
77.	Forum Real Estate Income Fund
9

78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
82.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
89.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Innovator ETFs Trust
92.	Ironwood Institutional Multi-Strategy Fund LLC
93.	Ironwood Multi-Strategy Fund LLC
94.	John Hancock Exchange-Traded Fund Trust
95.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
96.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
97.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
98.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
99.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
100.	Manor Investment Funds
101.	Milliman Variable Insurance Trust
102.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
103.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
104.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
105.	Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust
10

106.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
107.	Morgan Stanley ETF Trust
108.	Morningstar Funds Trust
109.	Mutual of America Investment Corporation
110.	NEOS ETF Trust
111.	Niagara Income Opportunities Fund
112.	NXG Cushing® Midstream Energy Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Opportunistic Income Fund
122.	Partners Group Private Income Opportunities, LLC
123.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
124.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	Point Bridge America First ETF, Series of ETF Series Solutions
129.	Preferred-Plus ETF, Series of Listed Funds Trust
130.	Putnam ETF Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
11

133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	Reynolds Funds, Inc.
137.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
138.	RiverNorth Patriot ETF, Series of Listed Funds Trust
139.	RMB Investors Trust
140.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
141.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
142.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
143.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
144.	Roundhill Cannabis ETF, Series of Listed Funds Trust
145.	Roundhill ETF Trust
146.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
147.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
148.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
149.	Roundhill Video Games ETF, Series of Listed Funds Trust
150.	Rule One Fund, Series of World Funds Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	Six Circles Trust
153.	Sound Shore Fund, Inc.
154.	SP Funds Trust
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategic Trust
160.	Strategy Shares
12

161.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
162.	Syntax ETF Trust
163.	Tekla World Healthcare Fund
164.	Tema ETF Trust
165.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
166.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
167.	The 2023 ETF Series Trust
168.	The 2023 ETF Series Trust II
169.	The Community Development Fund
170.	The Finite Solar Finance Fund
171.	The Private Shares Fund
172.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
173.	Third Avenue Trust
174.	Third Avenue Variable Series Trust
175.	Tidal ETF Trust
176.	Tidal Trust II
177.	TIFF Investment Program
178.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
180.	Timothy Plan International ETF, Series of The Timothy Plan
181.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
182.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
183.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
184.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
185.	Total Fund Solution
186.	Touchstone ETF Trust
187.	TrueShares Active Yield ETF, Series of Listed Funds Trust
13

188.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
189.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
199.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
202.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
203.	U.S. Global Investors Funds
204.	Union Street Partners Value Fund, Series of World Funds Trust
205.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
206.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
207.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
208.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
209.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
210.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
211.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
212.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
213.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
214.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
215.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
14

216.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
217.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
218.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
219.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
220.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
222.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
223.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
224.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
225.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
226.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
230.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
232.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
233.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
234.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
235.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
236.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
237.	Volatility Shares Trust
238.	West Loop Realty Fund, Series of Investment Managers Series Trust
239.	Wilshire Mutual Funds, Inc.
240.	Wilshire Variable Insurance Trust
241.	WisdomTree Digital Trust
242.	WisdomTree Trust
243.	WST Investment Trust
244.	XAI Octagon Floating Rate & Alternative Income Term Trust
15

Item 32(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)  Not applicable.

Item 33.  Location of Accounts and Records
Bridgeway Capital Management, LLC, 20 Greenway Plaza, Suite 450, Houston, Texas 77046, will maintain physical possession of each account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant’s accounting agent and administrator, The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, DE 19809; the Registrant’s transfer agent, BNY Mellon Investment Servicing (US) Inc., 103 Bellevue Parkway, Wilmington, DE 19809; the Registrant’s distributor, Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101; and the Registrant’s custodian, The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286.

Item 34.  Management Services
None.

Item 35.  Undertakings
Not applicable.
16

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A under Rule 485(a)(2) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 64 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on this 22nd day of July, 2024.
Bridgeway Funds, Inc.

/s/ Linda Giuffré
Linda Giuffré, President
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ LINDA GIUFFRÉ	President and Principal Executive Officer	July 22, 2024
Linda Giuffré

JOHN N. R. MONTGOMERY*	Vice President and Director	July 22, 2024
John N. R. Montgomery

/s/ DEBORAH L. HANNA	Treasurer and Principal Financial Officer	July 22, 2024
Deborah L. Hanna

KAREN S. GERSTNER*	Director	July 22, 2024
Karen S. Gerstner

MILES D. HARPER, III*	Director	July 22, 2024
Miles D. Harper, III

EVAN HARREL*	Director	July 22, 2024
Evan Harrel

*	By	/s/ Linda Giuffré
Linda Giuffré

*	as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Post-Effective Amendment No. 63 on October 25, 2023).

EXHIBIT INDEX
Form N-1A

Exhibit No.	Description
EX-28.h.12	Amendment dated May 31, 2024 to the Fund Administration and Accounting Services Agreement dated February 20, 2016, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon
EX-28.p.1	Code of Ethics and Personal Trading Policy of Bridgeway Funds, Inc. and Bridgeway Capital Management, LLC, pursuant to Rule 17j-1 of the 1940 Act, dated as of March 28, 2024